UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06260
THE QUAKER INVESTMENT TRUST
(Exact name of registrant as specified in charter)
309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-220-8888
Date of fiscal year end: June 30, 2007
Date of reporting period: December 31, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Chairman’s Letter to the Shareholders
      December 31, 2006
      Dear Fellow Shareholder:
      It was a good year for the U.S. Stock Markets with all major indexes up for the year. The U.S. economy also did well. Employment numbers had strong increases; interest rates remained steady for most of 2006 with inflation remaining in check despite high energy and commodity prices. The domestic housing market and U.S. auto manufacturers were the only real soft spots in a strong U.S. economy.
      It was a challenging year for active investment managers, most Quaker Funds’ managers included. Despite these challenges, all of the managers were able to deliver positive returns for the year.
      We continually strive to provide you with exceptional institutional quality, entrepreneurial asset managers who strive to provide you with superior returns. We thank you for placing your trust in us.
Sincerely,
David K. Downes
Independent Chairman

Performance Update
Quaker Strategic Growth Fund (QUAGX, QAGBX, QAGCX, QAGIX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/06

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	(0.65)%	5.13%	7.57%	8.79%	16.99%	17.64%

Class B (inception date 08/01/2000)	(0.34)%	4.33%	7.69%	7.99%	4.42%	4.42%

Class C (inception date 07/11/2000)	3.37%	4.31%	7.99%	7.99%	4.35%	4.35%

Class I (inception date 07/20/2000)	5.39%	5.39%	9.06%	9.06%	5.18%	5.18%

S&P 500® Total Return Index*	15.79%	15.79%	6.19%	6.19%	8.12%	8.12%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

SUB-ADVISER:
DG Capital Management

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$896,837,957

Top Ten Holdings** (% of net assets)

General Dynamics Corp.	3.44%
UnitedHealth Group, Inc.	3.40%
Altria Group, Inc.	2.93%
Freeport McMoRan Copper & Gold, Inc.	2.92%
General Electric Co.	2.84%
Lockheed Martin Corp.	2.67%
Merrill Lynch & Co., Inc.	2.34%
ConocoPhillips	2.29%
WellPoint, Inc.	2.15%
Canadian Natural Resources Ltd.	2.13%

27.11%

** Excludes Short-Term Investments
2  2006 SEMI-ANNUAL REPORT

Quaker Core Equity Fund (QUCEX, QCEBX, QCECX, QCEIX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies with large market capitalizations which the sub-adviser believes have strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continued earnings increases.
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/06

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	1.06%	6.94%	1.38%	2.53%	2.82%	3.40%

Class B (inception date 11/14/2000)	1.19%	6.19%	1.40%	1.77%	(4.73)%	(4.73)%

Class C (inception date 06/30/2000)	5.14%	6.14%	1.77%	1.77%	(7.17)%	(7.17)%

Class I (inception date 07/14/2000)	7.24%	7.24%	2.81%	2.81%	(7.03)%	(7.03)%

Russell 1000® Growth Index*	9.07%	9.07%	2.69%	2.69%	5.20%	5.20%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$12,375,373

Top Ten Holdings** (% of net assets)

PetroChina Co., Ltd. ADR	4.39%
Johnson & Johnson	4.11%
Google, Inc.	4.09%
Burlington Northern Santa Fe Corp.	3.58%
General Electric Co.	2.92%
PepsiCo, Inc.	2.71%
MEMC Electronic Materials, Inc.	2.69%
Harris Corp.	2.37%
Baker Hughes, Inc.	2.35%
Proctor & Gamble Co.	2.28%

31.49%

** Excludes Short-Term Investments
2006 SEMI-ANNUAL REPORT   3

Performance Update
Quaker Small-Cap Growth Fund (QSGAX, QSGBX, QSGCX, QSGIX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in U.S. common stocks with market capitalizations within the range of companies included in the Russell 2000® Growth Index.
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/06

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 6/14/2001)	2.59%	8.56%	4.48%	5.67%	3.18%	4.23%

Class B (inception date 3/16/2001)	2.87%	7.87%	4.45%	4.78%	4.73%	4.87%

Class C (inception date 10/17/2001)	6.82%	7.82%	4.90%	4.90%	6.76%	6.76%

Class I (inception date 09/18/2000)	8.92%	8.92%	6.17%	6.17%	1.96%	1.96%

Russell 2000® Growth Index*	13.35%	13.35%	6.92%	6.92%	0.38%	0.38%

*	The benchmark since inception returns are calculated since commencement of September 18, 2000 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$3,935,848

Top Ten Holdings** (% of net assets)

PetroChina Co., Ltd. ADR	4.08%
DXP Enterprises, Inc	4.01%
Hansen Natural Corp.	2.91%
Abraxis Bioscience, Inc.	2.61%
iShares Russell 2000 Growth Index Fund	2.60%
Ares Capital Corp.	2.47%
Lufkin Industries, Inc.	2.36%
United Therapeutics Corp.	2.07%
Myers Industries, Inc.	1.97%
EnPro Industries, Inc.	1.95%

27.03%

** Excludes Short-Term Investments
4  2006 SEMI-ANNUAL REPORT

Quaker Capital Opportunities Fund (QUKTX, QCOBX, QCOCX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/06

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 01/31/2002)	(1.96)%	3.75%	5.99%	7.22%

Class B (inception date 05/02/2002)	(1.79)%	3.00%	6.70%	7.03%

Class C (inception date 05/02/2002)	2.04%	3.00%	7.02%	7.02%

S&P 500® Total Return Index*	15.79%	15.79%	6.62%	6.62%

*	The benchmark since inception returns are calculated since commencement of January 31, 2002 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

SUB-ADVISER:
Knott Capital Management

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$19,578,258

Top Ten Holdings** (% of net assets)

Sanofi-Aventis	4.74%
UnitedHealth Group, Inc.	4.39%
PepsiCo, Inc.	4.22%
Textron, Inc.	4.17%
Diageo PLC	3.81%
CVS Corp.	3.79%
Microsoft Corp.	3.71%
Colgate-Palmolive Co.	3.67%
Kellogg Co.	3.63%
McDonald’s Corp.	3.62%

39.75%

** Excludes Short-Term Investments
2006 SEMI-ANNUAL REPORT   5

Performance Update
Quaker Biotech Pharma-Healthcare Fund (QBPAX, QBPBX, CBPCX)
Objectives and Principal Strategies
      The Fund seeks long-term capital appreciation. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in stocks of companies that have attractive growth prospects resulting from leading edge product research and development that are engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services.
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/06

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 10/14/2002)	5.85%	12.01%	10.89%	12.38%

Class B (inception date 09/23/2002)	6.19%	11.19%	11.07%	11.40%

Class C (inception date 11/20/2002)	10.19%	11.19%	11.83%	11.83%

Nasdaq Biotech Index®*	1.02%	1.02%	15.06%	15.06%

*	The benchmark since inception returns are calculated since commencement of September 23, 2002 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The NASDAQ Biotechnology® Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology® Index is calculated under a modified capitalization-weighted methodology.

SUB-ADVISER:
Sectoral Asset Management, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$12,373,725

Top Ten Holdings** (% of net assets)

ICOS Corp.	6.74%
Gilead Sciences, Inc.	5.77%
InterMune, Inc.	5.09%
Genzyme Corp.	5.03%
Progenics Pharmaceuticals, Inc.	4.64%
CV Therapeutics, Inc.	4.43%
Celgene Corp.	4.28%
Illumina, Inc.	4.00%
Human Genome Sciences, Inc.	3.92%
Alexion Pharmaceuticals, Inc.	3.92%

47.82%

** Excludes Short-Term Investments
6  2006 SEMI-ANNUAL REPORT

Quaker Mid-Cap Value Fund (QMCVX, QMCBX, QMCCX, QMVIX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalization of the companies included in the Russell MidCap Value® Index.
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/06

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 12/31/1997)	2.10%	8.04%	11.15%	12.42%	9.09%	9.78%

Class B (inception date 01/05/2001)	2.22%	7.22%	11.34%	11.59%	12.93%	13.02%

Class C (inception date 07/31/2000)	6.34%	7.34%	11.58%	11.58%	12.55%	12.55%

Class I (inception date 11/21/2000)	8.31%	8.31%	12.69%	12.69%	14.43%	14.43%

Russell Midcap Value Index*	20.22%	20.22%	15.87%	15.87%	11.55%	11.55%

*	The benchmark since inception returns are calculated since commencement of December 31, 1997 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell Midcap Value® Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value® Index.

SUB-ADVISER:
Global Capital Management, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$124,472,623

Top Ten Holdings** (% of net assets)

HCC Insurance Holdings, Inc.	3.61%
Johnson Controls, Inc.	3.45%
Kla-Tencor Corp.	3.40%
W.R. Berkley Corp.	3.33%
Bear Stearns Cos., Inc.	3.27%
Cigna Corp.	3.17%
Benchmark Electronics, Inc.	3.13%
Sherwin-Williams Co.	3.06%
Philadelphia Consolidated Holding Corp.	3.04%
Armor Holdings, Inc.	3.04%

32.50%

** Excludes Short-Term Investments
2006 SEMI-ANNUAL REPORT   7

Performance Update
Quaker Small-Cap Value Fund (QUSVX, QSVBX, QSVCX, QSVIX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index.
Average Annualized Total Return

					Commencement of
					operations
	One Year		Five Year		through 12/31/06

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	10.18%	16.60%	13.48%	14.77%	13.51%	14.15%

Class B (inception date 11/14/2000)	10.74%	15.74%	13.66%	13.89%	13.64%	13.64%

Class C (inception date 07/28/2000)	14.72%	15.72%	13.93%	13.93%	14.57%	14.57%

Class I (inception date 09/12/2000)	16.85%	16.85%	15.03%	15.03%	13.98%	13.98%

Russell 2000 Index*	18.37%	18.37%	11.38%	11.38%	9.67%	9.67%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000® Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

SUB-ADVISER:
Aronson+Johnson+Ortiz, LP

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$84,833,130

Top Ten Holdings**

Polycom, Inc.	1.11%
Veritas DGC, Inc.	1.03%
The First Marblehead Corp.	1.02%
Pactiv Corp.	0.94%
Lexmark International, Inc.	0.94%
PMI Group, Inc.	0.93%
Acuity Brands, Inc.	0.90%
Autoliv, Inc.	0.90%
Holly Corp.	0.89%
Knight Capital Group, Inc.	0.89%

9.55%

** Excludes Short-Term Investments
8  2006 SEMI-ANNUAL REPORT

Quaker Core Value Fund (formerly Geewax Terker Core Value Fund) (QUGTX)
Objectives and Principal Strategies
      The Fund seeks long-term capital appreciation through the prudent investment of securities issued by companies considered by the sub-adviser to be “value” oriented companies. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/06

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 03/26/2002)	7.94%	14.22%	9.66%	10.97%

Russell 1000 Value Index*	22.24%	22.24%	10.68%	10.68%

*	The benchmark since inception returns are calculated since commencement of March 26, 2002 through December 31, 2006.
      Past performance is no guarantee of future results and investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Total return includes reinvestment of dividends and capital gains.
      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 1000® Value Index is a widely recognized, unmanaged market capitalization index comprised of the largest 1000 companies represented in the Russell 3000® Index. The Index currently represents approximately 92% of the market capitalization of the Russell 3000® Index. The Russell 1000® Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2006:
$3,075,316

Top Ten Holdings** (% of net assets)

Ciena Corp.	3.60%
Johnson & Johnson	3.54%
Google, Inc.	3.44%
LifePoint Hospitals, Inc.	3.40%
Hansen Natural Corp.	3.29%
Honeywell International, Inc.	3.28%
General Electric Co.	3.15%
Procter & Gamble Co.	3.05%
Metlife, Inc.	2.88%
Investment Technology Group	2.79%

32.42%

** Excludes Short-Term Investments
2006 SEMI-ANNUAL REPORT   9

Expense Information
      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2006 through December 31, 2006.
Actual Expenses
       The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For
Comparison Purposes
       The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/06	Ratio For the Period	Value 12/31/06	During the Period*
Quaker Strategic Growth Fund

Actual return based on actual return of:
Class A	5.13%	$1,000.00	1.83%	$1,051.30	$9.46
Class B	4.33%	$1,000.00	2.58%	$1,043.30	$13.29
Class C	4.31%	$1,000.00	2.58%	$1,043.10	$13.29
Class I	5.39%	$1,000.00	1.58%	$1,053.90	$8.18

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.83%	$1,015.98	$9.30
Class B		$1,000.00	2.58%	$1,012.20	$13.09
Class C		$1,000.00	2.58%	$1,012.20	$13.09
Class I		$1,000.00	1.58%	$1,017.24	$8.03

Quaker Core Equity Fund

Actual return based on actual return of:
Class A	6.94%	$1,000.00	1.77%	$1,069.40	$9.23
Class B	6.19%	$1,000.00	2.52%	$1,061.90	$13.10
Class C	6.14%	$1,000.00	2.52%	$1,061.40	$13.09
Class I	7.24%	$1,000.00	1.52%	$1,072.40	$7.94

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.77%	$1,016.28	$9.00
Class B		$1,000.00	2.52%	$1,012.50	$12.78
Class C		$1,000.00	2.52%	$1,012.50	$12.78
Class I		$1,000.00	1.52%	$1,017.54	$7.73

10  2006 SEMI-ANNUAL REPORT

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/06	Ratio For the Period	Value 12/31/06	During the Period*
Quaker Small-Cap Growth Fund

Actual return based on actual return of:
Class A	8.56%	$1,000.00	1.98%	$1,085.60	$10.41
Class B	7.87%	$1,000.00	2.73%	$1,078.70	$14.30
Class C	7.82%	$1,000.00	2.73%	$1,078.20	$14.30
Class I	8.92%	$1,000.00	1.73%	$1,089.20	$9.11

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.98%	$1,015.22	$10.06
Class B		$1,000.00	2.73%	$1,011.44	$13.84
Class C		$1,000.00	2.73%	$1,011.44	$13.84
Class I		$1,000.00	1.73%	$1,016.48	$8.79

Quaker Capital Opportunities Fund

Actual return based on actual return of:
Class A	3.75%	$1,000.00	1.72%	$1,037.50	$8.83
Class B	3.00%	$1,000.00	2.47%	$1,030.00	$12.64
Class C	3.00%	$1,000.00	2.47%	$1,030.00	$12.64

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.72%	$1,016.53	$8.74
Class B		$1,000.00	2.47%	$1,012.75	$12.53
Class C		$1,000.00	2.47%	$1,012.75	$12.53

Quaker Biotech Pharma-Healthcare Fund

Actual return based on actual return of:
Class A	12.01%	$1,000.00	2.30%	$1,120.10	$12.29
Class B	11.19%	$1,000.00	3.05%	$1,111.90	$16.24
Class C	11.19%	$1,000.00	3.05%	$1,111.90	$16.24

Hypothetical return based on assumed 5% return
Class A		$1,000.00	2.30%	$1,013.61	$11.67
Class B		$1,000.00	3.05%	$1,009.83	$15.45
Class C		$1,000.00	3.05%	$1,009.83	$15.45

Quaker Mid-Cap Value Fund

Actual return based on actual return of:
Class A	8.04%	$1,000.00	1.54%	$1,080.40	$8.08
Class B	7.22%	$1,000.00	2.29%	$1,072.20	$11.96
Class C	7.34%	$1,000.00	2.29%	$1,073.40	$11.97
Class I	8.31%	$1,000.00	1.29%	$1,083.10	$6.77

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.54%	$1,017.44	$7.83
Class B		$1,000.00	2.29%	$1,013.66	$11.62
Class C		$1,000.00	2.29%	$1,013.66	$11.62
Class I		$1,000.00	1.29%	$1,018.70	$6.56

Quaker Small-Cap Value Fund

Actual return based on actual return of:
Class A	16.60%	$1,000.00	1.74%	$1,166.00	$9.50
Class B	15.74%	$1,000.00	2.49%	$1,157.40	$13.54
Class C	15.72%	$1,000.00	2.49%	$1,157.20	$13.54
Class I	16.85%	$1,000.00	1.49%	$1,168.50	$8.14

2006 SEMI-ANNUAL REPORT   11

Expense Information

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/06	Ratio For the Period	Value 12/31/06	During the Period*
Quaker Small-Cap Value Fund (Continued)

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.74%	$1,016.43	$8.84
Class B		$1,000.00	2.49%	$1,012.65	$12.63
Class C		$1,000.00	2.49%	$1,012.65	$12.63
Class I		$1,000.00	1.49%	$1,017.69	$7.58

Quaker Core Value Fund (formerly Geewax Terker Core Value Fund)

Actual return based on actual return of:
Class A	14.22%	$1,000.00	0.87%	$1,142.20	$4.70

Hypothetical return based on assumed 5% return
Class A		$1,000.00	0.87%	$1,020.82	$4.43

*	Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.
12  2006 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 89.11%

Basic Materials — 6.60%
Mining — 6.60%
Cameco Corp.	209,000	$8,454,050
Compahnia Vale do Rio Doce ADR	611,000	18,171,140
Freeport-McMoRan Copper & Gold, Inc.	469,200	26,148,516
Phelps Dodge Corp.	53,700	6,428,964

		59,202,670

Total Basic Materials (Cost: $56,934,775)		59,202,670

Communications — 7.55%
Commercial Services — 0.60%
Expedia, Inc.(a)	257,000	5,391,860

Internet Software & Services — 0.45%
Yahoo!, Inc.(a)	159,100	4,063,414

Multimedia — 1.26%
The Walt Disney Co.	328,600	11,261,122

Telecommunications — 4.82%
America Movil SA de CV ADR	330,000	14,922,600
AT&T, Inc.	178,500	6,381,375
NII Holdings, Inc.(a)	183,555	11,828,284
Nokia Corp. ADR	496,600	10,090,912

		43,223,171

Telephone Utility — 0.42%
Windstream Corp.	267,700	3,806,694

Total Communications (Cost: $59,251,871)		67,746,261

Consumer, Cyclical — 4.03%
Airlines — 1.24%
AMR Corp.(a)	368,100	11,127,663

Retail — 2.79%
Federated Department Stores, Inc.	148,500	5,662,305
Lowe’s Cos., Inc.(a)	149,300	4,650,695
McDonald’s Corp.	332,400	14,735,292

		25,048,292

Total Consumer, Cyclical (Cost: $33,344,983)		36,175,955

Consumer, Non-cyclical — 6.87%
Agricultural Products — 6.29%
Altria Group, Inc.	306,300	26,286,666
Archer-Daniels-Midland Co.	368,300	11,770,868
Bunge Ltd.	252,500	18,308,775

		56,366,309

Commercial Services — 0.49%
Alliance Data Systems Corp.(a)	70,834	4,425,000

Household Products — 0.09%
Ronco Corp.(a)	800,072	800,072

Total Consumer, Non-Cyclical (Cost: $59,737,644)		61,591,381

Energy — 16.91%
Coal — 0.85%
Peabody Energy Corp.	187,900	7,593,039

Gas — 1.69%
Williams Cos., Inc.	579,300	15,131,316

Oil & Gas — 14.37%
Anadarko Petroleum Corp.	246,900	10,745,088
Bill Barrett Corp.(a)	132,400	3,602,604
Canadian Natural Resources Ltd.	358,200	19,066,986
ConocoPhillips	285,100	20,512,945
Encana Corp.	88,700	4,075,765
ENSCO International, Inc.	339,500	16,995,370
Halliburton Co.	350,700	10,889,235
National Oilwell Varco, Inc.(a)	179,557	10,985,297
Suncor Energy, Inc.	209,300	16,515,863
XTO Energy, Inc.	329,600	15,507,680

		128,896,833

Total Energy (Cost: $149,566,298)		151,621,188

Equity Funds — 0.24%
Equity Funds — 0.24%
UltraShort QQQ ProShares(a)	38,700	2,107,215

Total Equity Funds (Cost: $2,061,317)		2,107,215

Financial — 10.22%
Financial Services — 6.20%
Citigroup, Inc.	227,100	12,649,470
Goldman Sachs Group, Inc.	87,700	17,482,995
Merrill Lynch & Co., Inc.	225,200	20,966,120
Sanders Morris Harris Group, Inc.	349,722	4,465,950

		55,564,535

Insurance — 4.02%
ACE Ltd.	298,100	18,055,917
American International Group, Inc.	251,600	18,029,656

		36,085,573

Total Financial (Cost: $82,109,449)		91,650,108

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   13

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Healthcare — 11.15%
Biotechnology — 1.74%
Amgen, Inc.(a)	228,000	$15,574,680
Healthcare — Products — 0.75%
Hologic, Inc.(a)	142,600	6,742,128

Healthcare — Services — 6.80%
Lincare Holdings, Inc.(a)	282,077	11,237,948
UnitedHealth Group, Inc.	567,000	30,464,910
WellPoint, Inc.(a)	244,900	19,271,181

		60,974,039

Pharmaceuticals — 1.86%
Wyeth	326,700	16,635,564

Total Healthcare (Cost: $95,637,979)		99,926,411

Industrial — 13.36%
Aerospace & Defense — 6.11%
General Dynamics Corp.	414,700	30,832,945
Lockheed Martin Corp.	260,200	23,956,614

		54,789,559

Environmental Control — 1.88%
American Ecology Corp.(b)	909,595	16,836,603

Miscellaneous Manufacturing — 3.75%
General Electric Co.	683,800	25,444,198
ITT Corp.	144,500	8,210,490

		33,654,688

Transportation — 1.62%
Burlington Northern Santa Fe Corp.	196,400	14,496,284

Total Industrial (Cost: $100,351,838)		119,777,134

Technology — 6.53%
Computer Hardware/ Storage — 2.30%
EMC Corp.	1,376,000	18,163,200
Western Digital Corp.(a)	122,100	2,498,166

		20,661,366

Computer Software & Services — 0.13%
Nestor, Inc.(a)	820,200	1,197,492

Computers — 2.08%
International Business Machines Corp.	192,000	18,652,800

Data Processing — 1.59%
First Data Corp.	560,000	14,291,200

Electronic Components — 0.43%
Intersil Corp.	114,740	2,744,581
National Semiconductor Corp.	50,900	1,155,430

		3,900,011

Total Technology (Cost: $58,970,330)		58,702,869

Telecommunications — 1.87%
Multimedia — 1.87%
News Corp., Inc. Class A	779,400	16,741,512

Total Telecommunications (Cost: $15,751,302)		16,741,512

Utilities — 3.78%
Electric — 3.78%
AES Corp.(a)	754,600	16,631,384
Allegheny Energy, Inc.(a)	377,000	17,308,070

		33,939,454

Total Utilities (Cost: $20,979,156)		33,939,454

Total Common Stocks (Cost $734,696,942)		799,182,158

Warrants — 0.00%

Capital Environment Warrants Expiration:
April, 2009(a)	50,000	0

Total Warrants (Cost $0)		0

14  2006 SEMI-ANNUAL REPORT

	Number	Market
	of Contracts	Value
Put Options — 0.03%

General Dynamics Corp. Expiration: January, 2007, Exercise Price: $70.00(a)	4,147	$62,205
Lockheed Martin Corp. Expiration: January, 2007, Exercise Price: $85.00(a)	1,405	14,050
Lowe’s Cos., Inc. Expiration: January, 2007, Exercise Price: $28.75(a)	1,008	5,040
America Movil SA de CV Expiration: February, 2007, Exercise Price: $40.00(a)	3,300	198,000

Total Put Options (Cost $1,202,405)		279,295

	Par Value
Short-Term Investment — 6.72%

Time Deposit — 6.72%
Bank of America (London) 4.55%, 01/02/2007	$60,245,433	60,245,433

Total Short-Term Investment (Cost $60,245,433)		60,245,433

Total Investments (Cost $796,144,780) — 95.86%		859,706,886

Other Assets in Excess of Liabilities, Net 4.14%		37,131,071

Total Net Assets — 100.00%		$896,837,957

	Number
Schedule of Securities Sold Short	of Shares
Common Stocks — 0.62%

Idexx Laboratories Corp.(a)	42,600	$3,378,180
UTStarcom, Inc.(a)	253,000	2,213,750

Total Common Stocks (Proceeds: $5,826,266)		5,591,930

Total Securities Sold Short (Proceeds: $5,826,266)		$5,591,930

	Number of	Market
Schedule of Options Written	Contracts*	Value
Call Options — 0.00%

Lowes Cos., Inc. Expiration: January, 2007, Exercise Price: $35.00	1,008	$5,040
Qualcomm, Inc. Expiration: January, 2007, Exercise Price: $30.00	939	4,695

Total Options Written (Premiums received $107,166)		$9,735

ADR	American Depositary Receipt

(a)	Non-income producing security

(b)	Affiliated by holding more than 5% of the outstanding voting stock of the company. The total fair value of such securities at December 31, 2006 is $16,836,603, which represents 1.88% of total net assets.

(c)	Portion of the security is pledged as collateral for options written.

*	One option contract is equivalent to one hundred shares of common stock.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   15

Schedule of Investments
Quaker Core Equity Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 99.38%

Basic Materials — 0.51%
Chemicals — 0.33%
Airgas, Inc.	1,000	$40,520

Iron & Steel Production — 0.18%
AK Steel Holding Corp.(a)	1,300	21,970

Total Basic Materials (Cost: $59,724)		62,490

Communications — 9.07%
Communication Equipment — 0.78%
Ciena Corp.(a)	3,500	96,985

Internet — 0.16%
Internap Network Services Corp.(a)	1,000	19,870

Internet Software & Services — 4.09%
Google, Inc.(a)	1,100	506,528

Telecommunications — 4.04%
Anixter International, Inc.(a)	1,000	54,300
Harris Corp.	6,400	293,504
Motorola, Inc.	4,400	90,464
Oplink Communications, Inc.(a)	3,000	61,680

		499,948

Total Communications (Cost: $1,009,892)		1,123,331

Consumer, Cyclical — 7.87%
Auto Manufacturers — 1.72%
Oshkosh Truck Corp.	4,400	213,048

Distribution & Wholesale — 0.79%
Houston Wire & Cable Co.(a)	2,500	52,250
LKQ Corp.(a)	2,000	45,980

		98,230

Leisure Time — 0.21%
Celanese Corp.	1,000	25,880

Retail — 5.15%
Coldwater Creek, Inc.(a)	4,000	98,080
DSW, Inc.(a)	1,000	38,570
Kohl’s Corp.(a)	1,200	82,116
Target Corp.	3,060	174,573
Wal-Mart de Mexico SA de CV ADR	1,560	68,484
Wal-Mart Stores, Inc.	3,795	175,253

		637,076

Total Consumer, Cyclical (Cost: $962,425)		974,234

Consumer, Non-cyclical — 6.89%
Beverages — 1.90%
Hansen Natural Corp.(a)	7,000	235,760

Cosmetics & Toiletries — 2.28%
Procter & Gamble Co.	4,400	282,788

Food & Beverages — 2.71%
PepsiCo, Inc.	5,360	335,268

Total Consumer, Non-Cyclical (Cost: $729,730)		853,816

Energy — 11.60%
Oil & Gas — 11.60%
Baker Hughes, Inc.	3,900	291,174
Berry Petroleum Co.	4,800	148,848
Global Industries Ltd.(a)	8,700	113,448
PetroChina Co., Ltd. ADR	3,860	543,411
Superior Energy Services, Inc.(a)	3,000	98,040
Tetra Technologies, Inc.(a)	9,400	240,452

		1,435,373

Total Energy (Cost: $1,161,225)		1,435,373

Financial — 6.91%
Diversified Financial Services — 3.26%
Investment Technology Group, Inc.(a)	6,000	257,280
SLM Corp.	3,000	146,310

		403,590

Financial Services — 2.37%
Lehman Brothers Holdings, Inc.	2,300	179,676
Morgan Stanley	1,400	114,002

		293,678

Real Estate — 1.28%
CapitalSource, Inc.	5,800	158,398

Total Financial (Cost: $799,931)		855,666

Healthcare — 15.32%
Biotechnology — 1.33%
Amgen, Inc.(a)	1,600	109,296
Genzyme Corp.(a)	900	55,422

		164,718

Healthcare — Products — 4.24%
Idexx Laboratories Corp.(a)	200	15,860
Johnson & Johnson	7,700	508,354

		524,214

16  2006 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Healthcare — Services — 5.25%
Humana, Inc.(a)	3,500	$193,585
LifePoint Hospitals, Inc.(a)	8,100	272,970
UnitedHealth Group, Inc.	3,400	182,682

		649,237

Insurance — 0.35%
Aetna, Inc.	1,000	43,180

Medical Products — 0.77%
Intuitive Surgical, Inc.(a)	1,000	95,900

Pharmaceuticals — 3.38%
Abbott Laboratories(a)	900	43,838
Caremark RX, Inc.	900	51,399
Medco Health Solutions, Inc.(a)	2,500	133,600
Novartis AG ADR	3,300	189,552

		418,389

Total Healthcare (Cost: $1,829,003)		1,895,638

Industrial — 32.27%
Batteries — 0.13%
EnerSys(a)	1,000	16,000

Electrical Components & Equipment — 4.35%
Arrow Electronics, Inc.(a)	6,100	192,455
Benchmark Electronics, Inc.(a)	5,100	124,236
Hubbell, Inc.	4,200	189,882
Molex, Inc.	1,000	31,630

		538,203

Electronics — 4.70%
Jabil Circuit, Inc.	4,500	110,475
PerkinElmer, Inc.	11,500	255,645
Rogers Corp.	3,000	177,450
Taser International, Inc.(a)	5,000	38,050

		581,620

Engineering & Construction — 0.27%
Jacobs Engineering Group, Inc.(a)	200	16,308
URS Corp.	400	17,140

		33,448

Machinery-Construction & Mining — 1.49%
Caterpillar, Inc.	3,000	183,990

Machinery-Diversified — 1.37%
Gardner Denver, Inc.(a)	2,000	74,620
IDEX Corp.	2,000	94,820

		169,440

Manufacturing — 2.89%
Carlisle Cos., Inc.	2,000	157,000
Dover Corp.	3,800	186,276
Dynamic Materials Corp.	500	14,050

		357,326

Miscellaneous Manufacturing — 9.72%
Ceradyne, Inc.(a)	1,900	107,350
General Electric Co.	9,740	362,426
Harsco Corp.	2,000	152,200
Honeywell International, Inc.	4,500	203,580
Illinois Tool Works, Inc.	3,900	180,141
Textron, Inc.	2,100	196,917

		1,202,614

Transportation — 7.35%
Burlington Northern Santa Fe Corp.	6,000	442,860
CSX Corp.	3,400	117,062
FedEx Corp.	1,320	143,378
Kirby Corp.(a)	2,540	86,691
Union Pacific Corp.	1,300	119,626

		909,617

Total Industrial (Cost: $3,851,395)		3,992,258

Technology — 6.98%
Semi-Conductor — 2.69%
MEMC Electronic Materials, Inc.(a)	8,500	332,690

Semiconductor Components — 1.15%
Applied Materials, Inc.	7,700	142,065

Semiconductors — 3.14%
Lam Research Corp.(a)	5,000	253,100
LSI Logic Corp.(a)	15,100	135,900

		389,000

Total Technology (Cost: $848,611)		863,755

Utilities — 1.96%
Electric — 1.45%
TXU Corp.	3,300	178,893

Water — 0.51%
Aqua America, Inc.	2,800	63,784

Total Utilities (Cost: $264,944)		242,677

Total Common Stocks (Cost $11,516,880)		12,299,238

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   17

Schedule of Investments
Quaker Core Equity Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
	Par Value	WzMarket Value
Short-Term Investment — 0.96%

Time Deposit — 0.96%
Bank of America (London) 4.55%, 01/02/2007	$118,386	$118,386

Total Short-Term Investment (Cost $118,386)		118,386

Total Investments (Cost $11,635,266) — 100.34%		12,417,624

Liabilities in Excess of Other Assets, Net (0.34)%		(42,251)

Total Net Assets — 100.00%		$12,375,373

ADR	American Depositary Receipt

(a)	Non-income producing security.
18  2006 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Growth Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 98.56%

Basic Materials — 2.22%
Chemicals — 0.85%
Arch Chemical, Inc.	1,000	$33,310

Forest Products & Paper — 1.37%
Xerium Technologies, Inc.	5,500	53,845

Total Basic Materials (Cost: $92,748)		87,155

Communications — 9.05%
Internet — 1.80%
Avocent Corp.(a)	1,500	50,775
Harris Interactive, Inc.(a)	1,000	5,040
LoopNet, Inc.(a)	1,000	14,980

		70,795

Internet Software & Services — 1.61%
Nutri/System, Inc.(a)	1,000	63,390

Media — 1.84%
Entravision Communications Corp.(a)	8,800	72,336

Telecommunications — 3.80%
Anaren, Inc.(a)	200	3,552
Anixter International, Inc.(a)	1,310	71,133
Arris Group, Inc.(a)	3,000	37,530
Oplink Communications, Inc.(a)	1,000	20,560
Stratex Networks, Inc.(a)	3,500	16,905

		149,680

Total Communications (Cost: $349,506)		356,201

Consumer, Cyclical — 11.64%
Apparel — 0.07%
Volcom, Inc.(a)	100	2,957

Auto Parts & Equipment — 0.25%
Noble International Ltd.	500	10,025

Distribution & Wholesale — 1.43%
Directed Electronics, Inc.(a)	2,000	22,900
Houston Wire & Cable Co.(a)	500	10,450
LKQ Corp.	1,000	22,990

		56,340

Entertainment & Leisure — 0.57%
Century Casinos, Inc.(a)	2,000	22,320

Office Furnishings — 1.01%
Knoll, Inc.	1,800	39,600

Retail — 8.31%
Bon-Ton Stores, Inc.	1,000	34,650
Coldwater Creek, Inc.(a)	1,000	24,520
DSW, Inc.(a)	1,000	38,570
Talbots, Inc.	2,000	48,200
The Pantry, Inc.(a)	1,000	46,840
Tween Brands, Inc.	1,780	71,075
Wal-Mart de Mexico SA de CV ADR	1,440	63,216

		327,071

Total Consumer, Cyclical (Cost: $428,073)		458,313

Consumer, Non-cyclical — 9.00%
Agriculture — 1.08%
Andersons, Inc.	1,000	42,390

Beverages — 2.91%
Hansen Natural Corp.(a)	3,400	114,512

Commercial Services — 3.12%
Cenveo, Inc.(a)	2,000	42,400
H&E Equipment Services, Inc.(a)	2,000	49,540
Sotheby’s Holdings, Inc.	1,000	31,020

		122,960

Cosmetics & Toiletries — 1.89%
Procter & Gamble Co.	1,160	74,553

Total Consumer, Non-Cyclical (Cost: $322,625)		354,415

Energy — 10.16%
Oil & Gas — 10.16%
Berry Petroleum Co.	1,290	40,003
Hercules Offshore, Inc.(a)	1,000	28,900
Lufkin Industries, Inc.	1,600	92,928
NATCO Group, Inc.(a)	700	22,316
PetroChina Co., Ltd. ADR	1,140	160,489
Rosetta Resources, Inc.(a)	1,200	22,404
Superior Energy Services, Inc.(a)	1,000	32,680

		399,720

Total Energy (Cost: $322,507)		399,720

Equity Funds — 2.60%
Equity Funds — 2.60%
iShares Russell 2000 Growth Index Fund	1,300	102,245

Total Equity Funds (Cost: $100,965)		102,245

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   19

Schedule of Investments
Quaker Small Cap-Growth Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Financial — 11.13%
Diversified Financial Services — 1.93%
optionsXpress Holdings, Inc.	1,200	$27,228
SLM Corp.	1,000	48,770

		75,998

Financial Services — 4.63%
Asta Funding, Inc.	2,000	60,880
Greenhill & Co., Inc.	1,000	73,800
Portfolio Recovery Associates, Inc.(a)	1,020	47,624

		182,304

Insurance — 1.41%
ProAssurance Corp.(a)	1,110	55,411

Investment Companies — 2.47%
Ares Capital Corp.	5,080	97,079

Real Estate — 0.69%
Deerfield Triarc Capital Corp.	700	11,851
Innkeepers USA Trust	1,000	15,500

		27,351

Total Financial (Cost: $435,776)		438,143

Healthcare — 12.38%
Biotechnology — 2.07%
United Therapeutics Corp.(a)	1,500	81,555

Healthcare — Products — 2.55%
Cytyc Corp.(a)	1,970	55,751
Foxhollow Technologies, Inc.(a)	1,000	21,580
Quidel Corp.(a)	1,700	23,154

		100,485

Healthcare — Services — 3.77%
Amedisys, Inc.(a)	1,300	42,731
Gentiva Health Services, Inc.(a)	1,000	19,060
LifePoint Hospitals, Inc.(a)	2,200	74,140
Sun Healthcare Group, Inc.(a)	1,000	12,630

		148,561

Medical Services — 0.71%
Alliance Imaging, Inc.(a)	4,200	27,930

Pharmaceuticals — 3.28%
Abraxis BioScience, Inc.(a)	3,750	102,525
Dendreon Corp.(a)	5,520	23,018
Depomed, Inc.(a)	1,000	3,450

		128,993

Total Healthcare (Cost: $462,063)		487,524

Industrial — 27.66%
Electrical Components & Equipment — 4.88%
Benchmark Electronics, Inc.(a)	2,400	58,464
China BAK Battery, Inc.(a)	1,000	6,520
Greatbatch, Inc.(a)	2,200	59,224
Hubbell, Inc.	1,500	67,815

		192,023

Electronics — 3.21%
Eagle Test Systems, Inc.(a)	2,000	29,160
Itron, Inc.(a)	400	20,736
Taser International, Inc.(a)	1,100	8,371
TTM Technologies, Inc.(a)	6,000	67,980

		126,247

Machinery-Diversified — 9.34%
Applied Industrial Technologies, Inc.	2,560	67,354
DXP Enterprises, Inc.(a)	4,500	157,680
Flow International Corp.(a)	2,140	23,583
Gardner Denver, Inc.(a)	1,600	59,696
IDEX Corp.	1,200	56,891
Kadant, Inc.(a)	100	2,438

		367,642

Metal Fabricate & Hardware — 1.88%
Ladish Co., Inc.(a)	2,000	74,160

Miscellaneous Manufacturing — 7.17%
Actuant Corp.	1,000	47,650
Barnes Group, Inc.	2,570	55,897
Ceradyne, Inc.(a)	430	24,295
EnPro Industries, Inc.(a)	2,310	76,715
Myers Industries, Inc.	4,960	77,674

		282,231

Transportation — 0.63%
Celadon Group, Inc.(a)	1,470	24,623

Trucking & Leasing — 0.55%
Greenbrier Cos., Inc.	720	21,600

Total Industrial (Cost: $1,027,244)		1,088,526

20  2006 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Technology — 2.72%
Computers — 1.19%
TALX Corp.	1,700	$46,665

Office & Business Equipment — 0.56%
Global Imaging Systems, Inc.(a)	1,000	21,950

Semiconductors — 0.63%
Diodes, Inc.(a)	700	24,836

Software — 0.34%
Epicor Software Corp.(a)	1,000	13,510

Total Technology (Cost: $93,537)		106,961

Total Common Stocks (Cost $3,635,043)		3,879,203

		Market
	Par Value	Value
Short-Term Investment — 1.19%

Time Deposit — 1.19%
Brown Brothers Harriman	$46,712	$46,712
4.55%, 01/02/2007

Total Short-Term Investment (Cost $46,712)		46,712

Total Investments (Cost $3,681,755) — 99.75%		3,925,915

Other Assets in Excess of Liabilities, Net 0.25%		9,933

Total Net Assets — 100.00%		$3,935,848

ADR	American Depositary Receipt

(a)	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   21

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 80.99%

Basic Materials — 3.39%
Chemicals — 3.39%
Praxair, Inc.	11,200	$664,496

Total Basic Materials (Cost $548,440)		664,496

Biotechnology — 2.08%
Chemicals — 2.08%
Air Products & Chemicals, Inc.	5,800	407,624

Total Biotechnology (Cost $408,565)		407,624

Communications — 5.13%
Communication Services — 2.98%
Western Union Co.	26,000	582,920

Multimedia — 2.15%
McGraw-Hill Cos., Inc.	6,200	421,724

Total Communications (Cost $923,672)		1,004,644

Consumer, Cyclical — 10.85%
Retail — 10.85%
CVS Corp.	24,000	741,840
McDonald’s Corp.	16,000	709,280
Staples, Inc.	25,200	672,840

		2,123,960

Total Consumer, Cyclical (Cost $1,925,957)		2,123,960

Consumer, Non-cyclical — 16.89%
Commercial Services — 1.56%
Pharmaceutical Products Developments, Inc.	9,500	306,090

Cosmetics & Toiletries — 3.67%
Colgate-Palmolive Co.	11,000	717,640

Food & Beverages — 11.66%
Diageo PLC ADR	9,400	745,514
Kellogg Co.	14,200	710,852
PepsiCo, Inc.	13,200	825,660

		2,282,026

Total Consumer, Non-Cyclical (Cost $2,883,074)		3,305,756

Financial — 9.46%
Banks — 3.54%
Bank of America Corp.	13,000	694,070

Financial Services — 2.58%
Principal Financial Group, Inc.	8,600	504,820

Insurance — 3.34%
The Hartford Financial Services Group, Inc.	7,000	653,170

Total Financial (Cost $1,665,184)		1,852,060

Healthcare — 17.21%
Healthcare — Services — 4.39%
UnitedHealth Group, Inc.	16,000	859,680

Pharmaceuticals — 12.82%
Cephalon, Inc.(a)	6,700	471,747
Medco Health Solutions, Inc.(a)	7,765	414,961
Novartis AG ADR	12,100	695,024
Sanofi-Aventis ADR	20,100	928,017

		2,509,749

Total Healthcare (Cost $3,116,873)		3,369,429

Industrial — 6.18%
Machinery — Diversified — 2.01%
Rockwell Automation, Inc.	6,450	393,966

Miscellaneous Manufacturing — 4.17%
Textron, Inc.	8,700	815,799

Total Industrial (Cost $1,080,294)		1,209,765

Technology — 9.80%
Computer Services — 6.10%
Automatic Data Processing, Inc.	12,400	610,700
Oracle Corp.(a)	34,000	582,760

		1,193,460

Computer Software & Services — 3.70%
Microsoft Corp.	24,295	725,449

Total Technology (Cost $1,871,498)		1,918,909

Total Common Stocks (Cost $14,423,556)		15,856,643

22  2006 SEMI-ANNUAL REPORT

		Market
	Par Value	Value
Short-Term Investment — 17.64%

Time Deposit — 17.64%
Bank of America (London) 4.55%, 01/02/2007	$3,452,664	$3,452,664

Total Short-Term Investment (Cost $3,452,664)		3,452,664

Total Investments (Cost $17,876,220) — 98.63%		19,309,307

Other Assets in Excess of Liabilities, Net 1.37%		268,951

Total Net Assets — 100.00%		$19,578,258

ADR	American Depositary Receipt

(a)	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   23

Schedule of Investments
Quaker Biotech Pharma-Healthcare Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Domestic Common Stocks — 69.18%

Healthcare — 69.18%
Biotechnology — 64.45%
Alexion Pharmaceuticals, Inc.(a)	12,000	$484,680
Allergan, Inc.	2,300	275,402
Alnylam Pharmaceuticals, Inc.(a)	13,281	284,213
Amylin Pharmaceuticals, Inc.(a)	11,400	411,198
Celgene Corp.(a)	9,200	529,276
Critical Therapeutics, Inc.(a)	68,382	139,499
CV Therapeutics, Inc.(a)	39,253	547,972
Genzyme Corp.(a)	10,111	622,635
Gilead Sciences, Inc.(a)	10,991	713,646
Hana Biosciences, Inc.(a)	34,227	218,026
Human Genome Sciences, Inc.(a)	39,030	485,533
ICOS Corp.(a)	24,682	834,005
Illumina, Inc.(a)	12,600	495,306
InterMune, Inc.(a)	20,500	630,375
Medimmune, Inc.(a)	7,650	247,631
Momenta Pharmaceuticals, Inc.(a)	15,500	243,815
Progenics Pharmaceuticals, Inc.(a)	22,327	574,697
Savient Pharmaceuticals, Inc.(a)	21,100	236,531
Torreypines Therapeutics, Inc.(a)	1	4

		7,974,444

Pharmaceuticals — 4.73%
Achillion Pharmaceuticals, Inc.(a)	16,095	259,451
Dynavax Technologies Corp.(a)	35,500	325,890

		585,341

Total Healthcare (Cost: $8,153,585)		8,559,785

Total Domestic Common Stocks (Cost $8,153,585)		8,559,785

Foreign Common Stocks — 9.05%

Canada — 2.07%
Biotechnology — 2.07%
Cardiome Pharma Corp.(a)	23,010	256,561

Total Canada (Cost: $261,394)		256,561

Germany — 2.38%
Biotechnology — 2.38%
Paion AG	27,076	294,880

Total Germany (Cost: $278,511)		294,880

Switzerland — 4.60%
Biotechnology — 2.60%
Cytos Biotechnology Ltd.	3,462	320,937

Therapeutics — 2.00%
Speedel Holding AG	1,850	247,385

Total Switzerland (Cost: $442,616)		568,322

Total Foreign Common Stocks (Cost $982,521)		1,119,763

	Par Value
Short-Term Investment — 13.58%

Time Deposit — 13.58%
Bank of America (London) 4.55%, 01/02/2007	$1,680,919	1,680,919

Total Short-Term Investment (Cost $1,680,919)		1,680,919

Total Investments (Cost $10,817,025) — 91.81%		11,360,467

Other Assets in Excess of Liabilities, Net 8.19%		1,013,258

Total Net Assets — 100.00%		$12,373,725

	Number
Schedule of Securities Sold Short	of Shares
Common Stocks — 8.93%

Genentech, Inc.(a)	5,477	444,349
ImClone Systems, Inc.(a)	11,500	307,740
King Pharmaceuticals, Inc.(a)	14,000	222,880
Neurochem, Inc.	6,053	129,958

Total Common Stocks (Proceeds: $1,235,999)		1,104,927

Total Securities Sold Short (Proceeds: $1,235,999)		$1,104,927

(a)	Non-income producing security.
24  2006 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 99.48%

Basic Materials — 8.48%
Chemicals — 3.06%
Sherwin-Williams Co.	60,000	$3,814,800

Iron & Steel Production — 2.61%
Steel Dynamics, Inc.	100,000	3,245,000

Mining — 2.81%
Southern Copper Corp.	65,000	3,502,850

Total Basic Materials (Cost: $8,812,793)		10,562,650

Communications — 2.06%
Telecommunications — 2.06%
Tellabs, Inc.(a)	250,000	2,565,000

Total Communications (Cost: $2,681,619)		2,565,000

Consumer, Cyclical — 18.24%
Airlines — 2.05%
Skywest, Inc.	100,000	2,551,000

Auto Manufacturers — 1.95%
Oshkosh Truck Corp.	50,000	2,421,000

Auto Parts & Equipment — 3.45%
Johnson Controls, Inc.	50,000	4,296,000

Distribution & Wholesale — 2.82%
CDW Corp.	50,000	3,516,000

Home Builders — 1.41%
Thor Industries, Inc.	40,000	1,759,600

Retail — 6.56%
American Eagle Outfitters, Inc.	90,000	2,808,900
Bed Bath & Beyond, Inc.(a)	80,000	3,048,000
Foot Locker, Inc.	105,000	2,302,650

		8,159,550

Total Consumer, Cyclical (Cost: $19,893,584)		22,703,150

Energy — 5.92%
Oil & Gas — 4.56%
Helix Energy Solutions Group, Inc.(a)	80,000	2,509,600
Nabors Industries Ltd.(a)	106,400	3,168,592

		5,678,192

Oil & Gas Services — 1.36%
Grant Prideco, Inc.(a)	42,500	1,690,225

Total Energy (Cost: $7,955,652)		7,368,417

Financial — 24.10%
Banks — 1.99%
Zions Bancorp	30,000	2,473,200

Financial Services — 3.27%
Bear Stearns Cos., Inc.	25,000	4,069,500

Insurance — 18.84%
Cigna Corp.	30,000	3,947,100
First American Corp.	50,000	2,034,000
Genworth Financial, Inc.	70,000	2,394,700
HCC Insurance Holdings, Inc.	140,000	4,492,600
Lincoln National Corp.	40,000	2,656,000
Philadelphia Consolidated Holding Co.(a)	85,000	3,787,600
WR Berkley Corp.	120,000	4,141,200

		23,453,200

Total Financial (Cost: $27,025,764)		29,995,900

Healthcare — 6.82%
Healthcare — Services — 2.01%
Coventry Health Care, Inc.(a)	50,000	2,502,500

Pharmaceuticals — 4.81%
Barr Pharmaceuticals, Inc.(a)	75,000	3,759,000
Forest Laboratories, Inc.(a)	44,000	2,226,400

		5,985,400

Total Healthcare (Cost: $8,671,139)		8,487,900

Industrial — 23.38%
Aerospace & Defense — 5.01%
Armor Holdings, Inc.(a)	69,000	3,784,650
L-3 Communications Holdings, Inc.	30,000	2,453,400

		6,238,050

Electrical Components & Equipment — 8.63%
Ametek, Inc.	117,500	3,741,200
Amphenol Corp.	50,000	3,104,000
Benchmark Electronics, Inc.(a)	160,000	3,897,600

		10,742,800

Hand & Machine Tools — 2.43%
Lincoln Electric Holdings, Inc.	50,000	3,021,000

Industrial Equipment — 1.93%
Black & Decker Corp.	30,000	2,399,100

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   25

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Transportation — 5.38%
CSX Corp.	85,000	$2,926,550
YRC Worldwide, Inc.(a)	100,000	3,773,000

		6,699,550

Total Industrial (Cost: $27,587,175)		29,100,500

Technology — 8.23%
Electrical Components & Equipment — 2.37%
Altera Corp.(a)	150,000	2,952,000

Semiconductors — 5.86%
Kla-Tencor Corp.	85,000	4,228,750
Maxim Integrated Products, Inc.	100,000	3,062,000

		7,290,750

Total Technology (Cost: $9,700,858)		10,242,750

Utilities — 2.25%
Gas — 2.25%
Sempra Energy	50,000	2,802,000

Total Utilities (Cost: $2,211,648)		2,802,000

Total Common Stocks (Cost $114,540,232)		123,828,267

		Market
	Par Value	Value
Short-Term Investment — 0.45%

Time Deposit — 0.45%
Bank of America (London) 4.55%, 01/02/2007	$553,364	$553,364

Total Short-Term Investment (Cost $553,364)		553,364

Total Investments (Cost $115,093,596) — 99.93%		124,381,631

Other Assets in Excess of Liabilities, Net 0.07%		90,992

Total Net Assets — 100.00%		$124,472,623

(a)	Non-income producing security.
26  2006 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 97.30%

Basic Materials — 4.26%
Chemicals — 1.84%
Methanex Corp.	25,300	$692,461
OM Group, Inc.(a)	12,400	561,472
Spartech Corp.	11,600	304,152

		1,558,085

Forest Products & Paper — 0.45%
Rock-Tenn Co.	14,200	384,962

Iron & Steel Production — 1.97%
Novamerican Steel, Inc.(a)	7,200	262,800
Ryerson, Inc.	2,600	65,234
Schnitzer Steel Industries, Inc.	14,800	587,560
Steel Dynamics, Inc.	23,200	752,840

		1,668,434

Total Basic Materials (Cost: $3,167,400)		3,611,481

Communications — 6.17%
Internet — 1.08%
CDC Corp.(a)	49,800	473,100
GigaMedia Ltd.(a)	45,200	441,604

		914,704

Internet Software & Services — 1.78%
i2 Technologies, Inc.(a)	22,100	504,322
Travelzoo, Inc.(a)	14,300	428,285
United Online, Inc.	43,300	575,024

		1,507,631

Multimedia — 0.82%
Shaw Communications, Inc.	21,900	694,449

Telecommunications — 2.49%
CenturyTel, Inc.	11,900	519,554
Dobson Communications Corp.(a)	54,500	474,695
Polycom, Inc.(a)	30,500	942,755
Telephone & Data Systems, Inc.	3,300	179,289

		2,116,293

Total Communications (Cost: $4,214,085)		5,233,077

Consumer, Cyclical — 18.31%
Airlines — 0.27%
ExpressJet Holdings, Inc.(a)	28,700	232,470

Apparel — 2.32%
Deckers Outdoor Corp.(a)	11,700	701,415
Gymboree Corp.(a)	11,700	446,472
Maidenform Brands, Inc.(a)	16,900	306,228
Steven Madden Ltd.	14,550	510,559

		1,964,674

Distribution & Wholesale — 2.00%
BlueLinx Holdings, Inc.	17,000	176,800
Ingram Micro, Inc.(a)	16,100	328,601
OMI Corp.	27,100	573,707
Tech Data Corp.(a)	16,200	613,494

		1,692,602

Home Furnishings — 1.86%
American Woodmark Corp.	17,000	711,450
Furniture Brands International, Inc.	21,500	348,945
Tempur-Pedic International, Inc.(a)	25,500	521,730

		1,582,125

Household Products — 0.61%
Toro Co.	11,100	517,593

Leisure Time — 0.68%
K2, Inc.(a)	43,900	579,041

Restaurants & Lodging — 0.78%
CEC Entertainment, Inc.(a)	16,400	660,100

Retail — 9.00%
Aeropostale, Inc.(a)	16,900	521,703
Big Lots, Inc.(a)	32,300	740,316
Brinker International, Inc.	16,200	488,592
Brown Shoe Co., Inc.	7,000	334,180
Buffalo Wild Wings, Inc.(a)	11,700	622,440
Charlotte Russe Holding, Inc.	21,700	667,275
Dillard’s, Inc.	11,000	384,670
Dress Barn, Inc.(a)	28,000	653,240
Ezcorp, Inc.(a)	42,000	682,500
First Cash Financial Services, Inc.(a)	26,500	685,555
Jack in the Box, Inc.(a)	10,300	628,712
Ruby Tuesday, Inc.	20,300	557,032
The Buckle, Inc.	13,100	666,135

		7,632,350

Toys & Hobbies — 0.79%
Hasbro, Inc.	24,500	667,625

Total Consumer, Cyclical (Cost: $14,076,395)		15,528,580

Consumer, Non-cyclical — 7.22%
Agriculture — 0.76%
Universal Corp.	13,100	642,031

Commercial Services — 2.63%
Convergys Corp.(a)	26,000	618,280
Deluxe Corp.	14,800	372,960
Heidrick & Struggles International, Inc.(a)	14,300	605,748
ITT Educational Services, Inc.(a)	9,500	630,515

		2,227,503

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   27

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Food & Beverages — 0.94%
Boston Beer, Inc.(a)	9,600	$345,408
Ralcorp Holdings, Inc.(a)	8,900	452,921

		798,329
Healthcare — Products — 0.56%
West Pharmaceutical Services	9,200	471,316

Household Products — 1.59%
Ennis, Inc.	24,600	601,716
John H. Harland Co.	14,800	742,960

		1,344,676

Pharmaceuticals — 0.74%
Medicines Co.(a)	19,900	631,228

Total Consumer, Non-Cyclical (Cost: $5,392,545)		6,115,083

Energy — 3.88%
Oil & Gas — 3.88%
Holly Corp.	14,700	755,580
Matrix Service Co.(a)	23,700	381,570
Tesoro Corp.	4,100	269,657
Tidewater, Inc.	10,300	498,108
Unit Corp.(a)	5,600	271,320
Vaalco Energy, Inc.(a)	36,200	244,350
Veritas DGC, Inc.(a)	10,200	873,426

		3,294,011

Total Energy (Cost: $2,276,976)		3,294,011

Financial — 20.10%
Banks — 2.55%
Corus Bankshares, Inc.	25,500	588,285
Credicorp Ltd.(a)	12,100	495,374
Fremont General Corp.	31,700	513,857
Ocwen Financial Corp.(a)	35,900	569,374

		2,166,890

Diversified Finan Serv — 1.65%
Eaton Vance Corp.	14,500	478,645
Piper Jaffray Cos.(a)	5,000	325,750
SWS Group, Inc.	16,600	592,620

		1,397,015

Financial Services — 5.26%
Advanta Corp.	16,500	719,895
Asta Funding, Inc.	13,500	410,940
Cohen & Steers, Inc.	14,600	586,482
IndyMac Bancorp, Inc.	13,000	587,080
Knight Capital Group, Inc.(a)	39,400	755,298
The First Marblehead Corp.	15,900	868,935
World Acceptance Corp.(a)	11,400	535,230

		4,463,860

Insurance — 7.55%
American Physicians Capital, Inc.(a)	14,250	570,570
Commerce Group, Inc.	19,800	589,050
Erie Indemnity Co.	10,000	579,800
Hanover Insurance Group, Inc.	14,100	688,080
Infinity Property & Casualty Corp.	7,600	367,764
Markel Corp.(a)	1,000	480,100
PMI Group, Inc.	16,800	792,456
Radian Group, Inc.	10,000	539,100
Reinsurance Group of America, Inc.	9,000	501,300
Safety Insurance Group, Inc.	10,000	507,100
Triad Guaranty, Inc.(a)	10,500	576,135
Unitrin, Inc.	4,300	215,473

		6,406,928

Real Estate — 0.81%
Jones Lang LaSalle, Inc.	7,500	691,275

Savings & Loans — 2.28%
BankUnited Financial Corp.	22,100	617,916
Downey Financial Corp.	9,800	711,284
FirstFed Financial Corp.(a)	9,000	602,730

		1,931,930

Total Financial (Cost: $14,730,133)		17,057,898

Healthcare — 9.37%
Biotechnology — 1.56%
Enzon Pharmaceuticals, Inc.(a)	50,900	433,159
QLT, Inc.(a)	68,500	579,510
United Therapeutics Corp.(a)	5,700	309,909

		1,322,578

Healthcare — Products — 3.76%
Dade Behring, Inc.	17,300	688,713
Idexx Laboratories Corp.(a)	6,900	547,170
Immucor, Inc.(a)	23,300	681,059
PolyMedica Corp.	7,300	294,993
Viasys Healthcare, Inc.(a)	11,200	311,584
Zoll Medical Corp.(a)	11,400	663,936

		3,187,455

Insurance — 0.47%
AMERIGROUP Corp.(a)	11,000	394,790

Medical Services — 0.79%
Apria Healthcare Group, Inc.(a)	25,000	666,250

28  2006 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Pharmaceuticals — 2.79%
Bradley Pharmaceuticals, Inc.(a)	19,400	$399,252
KV Pharmaceutical Co.(a)	13,900	330,542
Mylan Laboratories, Inc.	26,300	524,948
NBTY, Inc.(a)	9,700	403,229
Sciele Pharma, Inc.(a)	14,800	355,200
USANA Health Sciences, Inc.(a)	6,900	356,454

		2,369,625

Total Healthcare (Cost: $6,686,349)		7,940,698

Industrial — 16.02%
Aerospace & Defense — 0.75%
Triumph Group, Inc.	12,200	639,646

Building Materials — 0.50%
Eagle Materials, Inc.	9,800	423,654

Electrical Components & Equipment — 1.96%
Avnet, Inc.(a)	17,300	441,669
Lamson & Sessions Co.(a)	15,900	385,734
Littelfuse, Inc.(a)	9,700	309,236
Superior Essex, Inc.(a)	15,900	528,675

		1,665,314

Electronic Equipment & Instruments — 0.64%
Technitrol, Inc.	22,900	547,081

Electronics — 1.40%
CTS Corp.	11,500	180,550
II-VI, Inc.(a)	12,300	343,662
Molecular Devices Corp.(a)	16,100	339,227
Varian, Inc.(a)	7,300	326,967

		1,190,406

Engineering & Construction — 0.71%
Dycom Industries, Inc.(a)	28,600	604,032

Industrial Equipment — 0.39%
Belden CDT, Inc.	8,400	328,356

Machinery-Diversified — 1.38%
Applied Industrial Technologies, Inc.	11,200	294,672
NACCO Industries, Inc.	1,400	191,240
Robbins & Myers, Inc.	14,900	684,208

		1,170,120

Manufacturing — 0.90%
Acuity Brands, Inc.	14,700	764,988

Metal Fabricate & Hardware — 1.15%
Mueller Industries, Inc.	17,600	557,920
Valmont Industries, Inc.	7,600	421,724

		979,644

Miscellaneous Manufacturing — 2.53%
Ceradyne, Inc.(a)	6,300	355,950
Lancaster Colony Corp.	11,900	527,289
PW Eagle, Inc.	15,900	548,550
Teleflex, Inc.	5,300	342,168
Tredegar Corp.	16,500	373,065

		2,147,022

Packaging & Containers — 0.94%
Pactiv Corp.(a)	22,400	799,456

Transportation — 2.77%
General Maritime Corp.	12,600	443,394
Laidlaw International, Inc.	19,800	602,514
Ryder System, Inc.	10,800	551,448
Tsakos Energy Navigation Ltd.	11,300	518,670
US Xpress Enterprises, Inc.(a)	14,000	230,580

		2,346,606

Total Industrial (Cost: $12,820,312)		13,606,325

Technology — 8.70%
Computer Software & Services — 2.79%
Altris, Inc.(a)	13,300	337,554
Diebold, Inc.	7,200	335,520
Keane, Inc.(a)	6,900	82,179
MicroStrategy, Inc.(a)	6,100	695,461
MoneyGram International, Inc.	19,800	620,928
Smith Micro Software, Inc.(a)	20,600	292,314

		2,363,956

Computers — 2.22%
Agilysys, Inc.	13,800	231,012
Lexmark International, Inc.(a)	10,900	797,880
MTS Systems Corp.	8,300	320,546
Tyler Technologies, Inc.(a)	37,800	531,468

		1,880,906

Data Processing — 0.83%
Dun & Bradstreet Corp.(a)	4,500	372,555
Fair Isaac Corp.	8,100	329,265

		701,820

Office & Business Equipment — 0.73%
IKON Office Solutions, Inc.	37,600	615,512

Semi-Conductor Circuits — 0.43%
Atmel Corp.(a)	60,700	367,235

Semiconductors — 1.31%
Novellus Systems, Inc.(a)	11,100	382,062
OmniVision Technologies, Inc.(a)	30,600	417,690
QLogic Corp.(a)	14,400	315,648

		1,115,400

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   29

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Software — 0.39%
BMC Software, Inc.	10,400	$334,880

Total Technology (Cost: $6,770,028)		7,379,709

Utilities — 3.27%
Electric — 2.12%
Alliant Energy Corp.	3,000	113,310
Energy East Corp.	12,300	305,040
Pinnacle West Capital Corp.	14,200	719,798
Wisconsin Energy Corp.	14,000	664,440

		1,802,588

Gas — 1.15%
AGL Resources, Inc.	8,300	322,953
Energen Corp.	13,900	652,466

		975,419

Total Utilities (Cost: $2,242,601)		2,778,007

Total Common Stocks (Cost $72,376,823)		82,544,869

Foreign Common Stocks — 1.98%

Consumer, Cyclical — 0.89%
Auto Parts & Equipment — 0.89%
Autoliv, Inc.	12,600	$759,780

Total Consumer, Cyclical (Cost: $477,693)		759,780

Financial — 0.39%
Financial Services — 0.39%
Banco Latinoamericano de Exportaciones SA	19,400	329,024

Total Financial (Cost: $370,553)		329,024

Healthcare — 0.70%
Pharmaceuticals — 0.70%
Aspreva Pharmaceuticals Corp.(a)	16,400	336,528
Biovail Corp.	12,000	253,920

		590,448

Total Healthcare (Cost: $559,540)		590,448

Total Foreign Common Stocks (Cost $1,407,787)		1,679,252

Warrants — 0.00%

Imperial Credit Industry Warrants Expiration: January, 2008(a)	806	1

Total Warrants (Cost $0)		1

	Par Value
Short-Term Investment — 0.65%

Time Deposit — 0.65%
Bank of America (London) 4.55%, 01/02/2007	$550,392	$550,392

Total Short-Term Investment (Cost $550,392)		550,392

Total Investments (Cost $74,335,002) — 99.93%		84,774,514

Other Assets in Excess of Liabilities, Net 0.07%		58,616

Total Net Assets — 100.00%		$84,833,130

ADR	American Depositary Receipt

(a)	Non-income producing security
30  2006 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Core Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 95.79%

Basic Materials — 0.17%
Chemicals — 0.17%
RPM International, Inc.	250	$5,222

Total Basic Materials (Cost: $5,052)		5,222

Communications — 8.80%
Communication Equipment — 3.60%
Ciena Corp.(a)	4,000	110,840

Internet — 0.27%
SonicWALL, Inc.(a)	1,000	8,420

Internet Software & Services — 3.44%
Google, Inc.(a)	230	105,910

Telecommunications — 1.49%
Harris Corp.	1,000	45,860

Total Communications (Cost: $249,850)		271,030

Consumer, Cyclical — 8.06%
Auto Manufacturers — 2.42%
Oshkosh Truck Corp.	1,540	74,567

Distribution & Wholesale — 1.36%
Houston Wire & Cable Co.(a)	2,000	41,800

Retail — 4.28%
Kohl’s Corp.(a)	300	20,529
Target Corp.(a)	690	39,364
Wal-Mart de Mexico SA de CV ADR	1,000	43,900
Wal-Mart Stores, Inc.	600	27,708

		131,501

Total Consumer, Cyclical (Cost: $234,150)		247,868

Consumer, Non-cyclical — 6.34%
Beverages — 3.29%
Hansen Natural Corp.(a)	3,000	101,040

Cosmetics & Toiletries — 3.05%
Procter & Gamble Co.	1,460	93,834

Total Consumer, Non-Cyclical (Cost: $165,250)		194,874

Energy — 3.33%
Oil & Gas — 3.33%
Berry Petroleum Co.	2,250	69,772
Superior Energy Services, Inc.(a)	1,000	32,680

		102,452

Total Energy (Cost: $98,592)		102,452

Financial — 20.80%
Banks — 2.47%
Bank of America Corp.	1,420	75,814

Diversified Financial Services — 2.79%
Investment Technology Group, Inc.(a)	2,000	85,760

Financial Services — 4.34%
Goldman Sachs Group, Inc.	100	19,935
Knight Capital Group, Inc.(a)	1,000	19,170
Lehman Brothers Holdings, Inc.	1,000	78,120
Morgan Stanley	200	16,286

		133,511

Insurance — 11.20%
American International Group, Inc.	980	70,227
Argonaut Group, Inc.(a)	1,000	34,860
Lincoln National Corp.	430	28,552
Metlife, Inc.	1,500	88,515
Navigators Group, Inc.(a)	500	24,090
PMI Group, Inc.	1,440	67,925
W.R. Berkley Corp.	880	30,368

		344,537

Total Financial (Cost: $579,165)		639,622

Healthcare — 12.00%
Healthcare — Products — 3.54%
Johnson & Johnson	1,650	108,933

Healthcare — Services — 5.02%
Humana, Inc.(a)	900	49,779
LifePoint Hospitals, Inc.(a)	3,100	104,470

		154,249

Medical Products — 0.94%
Intuitive Surgical, Inc.(a)	300	28,770

Medical Services — 0.76%
Alliance Imaging, Inc.(a)	3,500	23,275

Pharmaceuticals — 1.74%
Medco Health Solutions, Inc.(a)	1,000	53,440

Total Healthcare (Cost: $362,768)		368,667

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   31

Schedule of Investments
Quaker Core Value Fund
December 31, 2006 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Industrial — 26.51%
Electrical Components & Equipment — 4.09%
Arrow Electronics, Inc.(a)	1,470	$46,379
Benchmark Electronics, Inc.(a)	1,000	24,360
Hubbell, Inc.	1,220	55,156

		125,895

Electronics — 2.34%
EDO Corp.	1,000	23,740
Jabil Circuit, Inc.	1,060	26,023
PerkinElmer, Inc.	1,000	22,230

		71,993

Machinery-Construction & Mining — 1.40%
Caterpillar, Inc.	700	42,931

Manufacturing — 4.47%
Carlisle Cos., Inc.	1,000	78,500
Dover Corp.	1,200	58,824

		137,324

Miscellaneous Manufacturing — 9.51%
General Electric Co.	2,600	96,746
Harsco Corp.	1,000	76,100
Honeywell International, Inc.	2,230	100,885
Textron, Inc.	200	18,754

		292,485

Transportation — 3.84%
CSX Corp.	720	24,790
FedEx Corp.	180	19,552
Union Pacific Corp.	800	73,615

		117,957

Trucking & Leasing — 0.86%
Greenbrier Cos., Inc.	880	26,400

Total Industrial (Cost: $809,337)		814,985

Technology — 5.45%
Semi-Conductor — 2.57%
MEMC Electronic Materials, Inc.(a)	2,020	79,063

Semiconductors — 2.88%
LSI Logic Corp.(a)	5,000	45,000
Spanison, Inc.(a)	2,000	29,720
Standard Microsystems Corp.(a)	500	13,990

		88,710

Total Technology (Cost: $166,694)		167,773

Utilities — 4.33%
Electric — 3.81%
Allegheny Energy, Inc.(a)	700	32,137
Exelon Corp.	500	30,945
TXU Corp.	1,000	54,210

		117,292

Water — 0.52%
Aqua America, Inc.	700	15,946

Total Utilities (Cost: $134,785)		133,238

Total Common Stocks (Cost $2,805,643)		2,945,731

Short-Term Investment — 4.14%

Time Deposit — 4.14%
Bank of America (London) 4.55%, 01/02/2007	$127,434	$127,434

Total Short-Term Investment (Cost $127,434)		127,434

Total Investments (Cost $2,933,077) — 99.93%		3,073,165

Other Assets in Excess of Liabilities, Net 0.07%		2,151

Total Net Assets — 100.00%		$3,075,316

ADR	American Depositary Receipt

(a)	Non-income producing security.
32  2006 SEMI-ANNUAL REPORT

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Statements of Assets and Liabilities
December 31, 2006 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund

ASSETS:

Investments in unaffiliated issuers, at value	$842,870,283	$12,417,624	$3,925,915
Investments in affiliated company, at value	16,836,603	—	—

Total investments	859,706,886	12,417,624	3,925,915

Cash	—		—
Deposits with brokers for securities sold short	31,639,745		—
Receivables:
Dividends and interest	1,021,468	11,998	1,257
Capital shares sold	624,851	—	—
Investment securities sold	19,009,893	22,401	15,321
Commission Recapture	69,024	—	—
Rebate Income	25,426	—	—
Prepaid expenses and other assets	86,338	5,749	573

Total assets	912,183,631	12,457,772	3,943,066

LIABILITIES:

Payables:
Due to advisor (note 3)	1,030,750	11,223	3,461
Due to custodian	7,381	—	—
Capital shares redeemed	853,275	62,154	—
Investment securities purchased	7,085,290	—	—
Securities sold short, at value	5,591,930	—	—
Call options written, at value	9,735	—	—
Distributions fees	264,697	2,133	427
Trustee expenses	61,523	—	276
Accrued expenses	441,093	6,889	3,054

Total liabilities	15,345,674	82,399	7,218

NET ASSETS	$896,837,957	$12,375,373	$3,935,848

NET ASSETS CONSIST OF:

Paid-in capital	$834,445,029	$16,133,772	$3,654,985
Accumulated net realized gain (loss) on investments	(3,441,191)	(4,516,127)	48,158
Accumulated net investment income (loss)	1,940,246	(24,630)	(11,455)
Net unrealized appreciation on investments	63,893,873	782,358	244,160

Total Net Assets	$896,837,957	$12,375,373	$3,935,848

Investments in unaffiliated issuers, at Cost	$782,415,672	$11,635,266	$3,681,755
Investment in affiliated company, at Cost	13,729,108	—	—

Total Investments, at Cost	796,144,780	11,635,266	3,681,755

Proceeds from Securities Sold Short	5,826,266	—	—
Premiums Received from Options Written	107,166	—	—
Class A shares:
Net Assets	$743,623,308	$8,974,377	$790,674

Shares of Beneficial interest outstanding(1)	33,487,559	693,390	75,211

Net Assets Value per share	$22.21	$12.94	$10.51

Offering price per share	$23.50	$13.70	$11.12

Class B shares:
Net Assets	$14,466,879	$127,088	$137,339

Shares of Beneficial interest outstanding(1)	681,602	10,282	13,694

Net Assets Value, offering and redemption(2) price per share	$21.23	$12.36	$10.03

Class C shares:
Net Assets	$100,857,252	$87,621	$177,719

Shares of Beneficial interest outstanding(1)	4,772,073	7,133	17,605

Net Assets Value, offering and redemption(2) price per share	$21.13	$12.28	$10.09

Class I shares:
Net Assets	$37,890,518	$3,186,287	$2,830,116

Shares of Beneficial interest outstanding(1)	1,681,874	256,028	261,127

Net Assets Value, offering and redemption price per share	$22.53	$12.45	$10.84

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
34  2006 SEMI-ANNUAL REPORT

Growth Funds		Value Funds

Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$19,309,307	$11,360,468	$124,381,631	$84,774,514	$3,073,165
—	—	—	—	—

19,309,307	11,360,468	124,381,631	84,774,514	3,073,165

—	12,115	—	—	—
—	2,025,390	—	—	—
15,655	3,831	97,850	76,631	3,248
33,421	18,850	218,253	105,319	—
355,102	98,896	—	22,908	—
—	1,770	10,102	—	—
—	—	—	—	—
6,143	12,434	11,804	7,873	2,374

19,719,628	13,533,754	124,719,640	84,987,245	3,078,787

17,747	15,396	110,794	84,309	—
—	—	—	—	—
98,762	22,480	48,786	13,732	—
—	—	—	—	—
—	1,104,927	—	—	—
—	—	—	—	—
11,237	6,183	37,916	19,191	649
1,758	—	6,505	5,159	155
11,866	11,043	43,016	31,724	2,667

141,370	1,160,029	247,017	154,115	3,471

$19,578,258	$12,373,725	$124,472,623	$84,833,130	$3,075,316

$17,435,060	$11,990,880	$114,588,727	$72,124,642	$2,814,398
728,533	(202,323)	875,646	2,531,625	119,540
(18,422)	(89,337)	(279,785)	(262,649)	1,290
1,433,087	674,505	9,288,035	10,439,512	140,088

$19,578,258	$12,373,725	$124,472,623	$84,833,130	$3,075,316

$17,876,220	$10,817,025	$115,093,596	$74,335,002	$2,933,077
—	—	—	—	—

17,876,220	10,817,025	115,093,596	74,335,002	2,933,077

—	1,235,999	—	—	—
—	—	—	—	—
$8,781,629	$6,854,696	$104,309,866	$41,348,932	$3,075,316

821,457	525,786	6,411,195	2,180,546	251,106

$10.69	$13.04	$16.27	$18.96	$12.25

$11.31	$13.80	$17.22	$20.07	$12.96

$723,185	$1,085,230	$2,100,212	$984,859

69,702	86,238	135,571	55,293

$10.38	$12.58	$15.49	$17.81

$10,073,444	$4,433,799	$16,491,217	$11,395,925

971,336	352,141	1,081,777	660,841

$10.37	$12.59	$15.25	$17.24

		$1,571,328	$31,103,414

		94,133	1,604,637

		$16.69	$19.38

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   35

Statement of Operations
For the Six Months Period Ended December 31, 2006 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
INVESTMENT INCOME

Income:
Dividends (net of foreign withholding taxes)	$5,575,689	$77,740	$22,542
Dividends from affiliated company	300,119	—	—
Interest	7,208,624	3,451	829
Rebate Income	708,850	—	—

Total Income	13,793,282	81,191	23,371

Expenses:
Investment advisory fees (note 3)	6,705,564	64,442	19,568
Fund administration, accounting, and transfer agent fees (note 3)	812,213	9,935	2,999
Custody fees	53,219	2,117	2,352
Trustee fees and meeting expenses	233,478	2,721	505
Legal fees	102,587	1,195	361
Audit fees	51,115	600	181
Distribution fee — Class A	1,093,879	11,155	884
Distribution fee — Class B	76,762	711	668
Distribution fee — Class C	506,884	451	980
Officers’ Compensation fees	71,629	840	254
Registration and filing expenses	70,578	6,502	2,431
Printing expenses	123,104	1,435	433
Dividends on securities sold short	33,152	—	—
Other operating expenses	245,944	3,717	3,210

Total expenses	10,180,108	105,821	34,826

Less:
Investment advisory fees waived & reimbursed (note 3)	—	—	—
Fees paid indirectly	350,721	—	—
Net expenses	9,829,387	105,821	34,826

Net investment income (loss)	3,963,895	(24,630)	(11,455)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain from investments, unaffiliated issuers (excluding short securities)	1,603,577	619,395	49,920
Net realized gain from affiliated company	1,059,503	—	—
Net realized loss from short securities	(1,468,083)	—	—
Net realized loss from written options	(679,508)	—	—
Net realized loss from foreign currency transactions	—	—	—
Net unrealized appreciation (depreciation) on investments, unaffiliate issuers (excluding short securities)	28,349,362	(254,323)	63,294
Net unrealized (depreciation) on investments, affiliated company	(9,000,583)	—	—
Net unrealized appreciation on short securities	1,321,415	—	—
Net unrealized appreciation on written options	97,431	—	—

Net realized and unrealized gain on investments and foreign currency transactions	21,283,114	365,072	113,214

Net increase in net assets resulting from operations	$25,247,009	340,442	101,759

Foreign withholding taxes on dividends	$10,766	—	—

36  2006 SEMI-ANNUAL REPORT

Growth Funds		Value Funds

Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$152,253	$—	$588,237	$406,819	$22,178
—	—	—	—	—
67,029	59,476	38,541	27,509	789
—	24,630	—	—	—

219,282	84,106	626,778	434,328	22,967

118,668	92,760	571,130	476,168	15,384
18,128	10,295	2,351	63,913	2,358
2,987	7,035	6,354	7,406	1,865
5,128	2,828	23,727	17,505	648
2,253	1,243	10,426	7,691	285
1,128	622	5,220	3,851	143
13,643	9,594	111,041	48,221	3,663
3,923	5,340	10,698	5,030	—
54,523	20,256	81,429	52,394	—
1,568	871	7,374	5,412	200
8,083	10,337	15,514	13,834	1,437
2,704	1,491	12,511	9,230	342
—	—	—	—	—
5,251	3,284	113,995	19,701	1,763

237,987	165,956	971,770	730,356	28,088

—	—	—	33,379	15,384
283	—	65,207	—	—
237,704	165,956	906,563	696,977	12,704

(18,422)	(81,850)	(279,785)	(262,649)	10,263

1,151,059	14,911	969,288	4,094,566	136,265
—	—	—	—	—
—	(132,092)	—	—	—
—	—	—	—	—
—	(23,922)	—	—	—
(374,471)	1,499,092	4,494,438	2,667,350	(87)
—	—	—	—	—
—	62,691	—	—	—
—	—	—	—	—

776,588	1,420,680	5,463,726	6,761,916	136,178

758,166	1,338,830	5,183,941	6,499,267	146,441

—	—	—	709	—

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   37

Statements of Changes in Net Assets
For the Six Months Period Ended December 31, 2006 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$3,963,895	$(24,630)	$(11,455)
Net realized gain (loss) from investment transactions and foreign currency transactions	515,489	619,395	49,920
Change in net unrealized appreciation (depreciation) on investments	20,767,625	(254,323)	63,294

Net (decrease) in net assets resulting from operations	$25,247,009	$340,442	$101,759

Distributions to shareholders from
Net investment income — Class A	(2,900,910)	—	—
Net investment income — Class B	—	—	—
Net investment income — Class C	—	—	—
Net investment income — Class I	(248,934)	—	—
Net realized capital gain — Class A	(76,183,854)	—	(32,803)
Net realized capital gain — Class B	(1,533,711)	—	(5,912)
Net realized capital gain — Class C	(10,701,494)	—	(7,603)
Net realized capital gain — Class I	(3,765,559)	—	(112,989)

Total Distributions	(95,334,462)	—	(159,307)

Capital share transactions	(90,075,414)	(165,170)	109,023

Total (decrease) in net assets	(160,162,867)	175,272	51,475

NET ASSETS

Beginning of period	1,057,000,824	12,200,101	3,884,373

End of period	$896,837,957	$12,375,373	$3,935,848

Undistributed accumulated net investment income (loss)	$1,940,246	$(24,630)	$(11,455)

For the Fiscal Year Ended June 30, 2006

	Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$1,126,195	$(63,388)	$(32,398)
Net realized gain on from investment transactions and foreign currency transactions	110,199,094	486,595	680,677
Change in net unrealized appreciation (depreciation) on investments	(19,235,874)	666,779	(243,874)

Net increase in net assets resulting from operations	$92,089,415	$1,089,986	$404,405

Distributions to shareholders from
Net investment income — Class A	—	—	—
Net investment income — Class B	—	—	—
Net investment income — Class C	—	—	—
Net investment income — Class I	—	—	—
Net realized capital gain — Class A	(37,378,459)	—	—
Net realized capital gain — Class B	(944,789)	—	—
Net realized capital gain — Class C	(5,012,351)	—	—
Net realized capital gain — Class I	(1,867,570)	—	—

Total Distributions	(45,203,169)	—	—

Capital share transactions
Increase (decrease) in net assets from fund share transactions (note 10)	364,272,675	(346,651)	214,508

Total increase (decrease) in net assets	411,158,921	743,335	618,913

NET ASSETS

Beginning of period	645,841,903	11,456,766	3,265,460

End of period	$1,057,000,824	$12,200,101	$3,884,373

Undistributed accumulated net investment income	$1,126,195	$—	$—

38  2006 SEMI-ANNUAL REPORT

Growth Funds		Value Funds

Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$(18,422)	$(81,850)	$(279,785)	$(262,649)	$10,263
1,151,059	(141,103)	969,288	4,094,566	136,265
(374,471)	1,561,783	4,494,438	2,667,350	(87)

$758,166	$1,338,830	$5,183,941	$6,499,267	$146,441

—	—	—	—	(20,000)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(618,838)	(629,416)	(2,044,738)	(4,201,236)	(317,564)
(51,589)	(101,639)	(43,407)	(106,504)	—
(737,051)	(414,002)	(349,010)	(1,266,817)	—
—	—	(30,160)	(3,094,992)	—

(1,407,478)	(1,145,057)	(2,467,315)	(8,669,549)	(337,564)

(4,563,215)	(7,077,725)	30,741,329	10,605,240	547,564

(5,212,527)	(6,883,952)	33,457,955	8,434,958	356,441

24,790,785	19,257,677	91,014,668	76,398,172	2,718,875

$19,578,258	$12,373,725	$124,472,623	$84,833,130	$3,075,316

$(18,422)	$(89,337)	$(279,785)	$(262,649)	$1,290

Growth Funds		Value Funds

Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Geewax Terker
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Core Value Fund

$(214,774)	$(206,208)	$(504,399)	$(567,674)	$17,379
2,145,314	2,240,840	4,155,784	9,265,963	390,841
(155,691)	(1,657,155)	373,108	1,414,463	(17,187)

$1,774,849	$377,477	$4,024,493	$10,112,752	$391,033

—	—	—	—	(14,303)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(1,220,487)	(72,946)	(3,822,299)	(3,953,844)	(182,777)
(105,392)	(6,784)	(327,109)	(147,360)	—
(1,109,017)	(22,125)	(2,157,827)	(1,213,262)	—
—	—	(202,933)	(4,203,414)	—

(2,434,896)	(101,855)	(6,510,168)	(9,517,880)	(197,080)

372,570	(1,588,822)	35,718,584	19,420,347	582,060

(287,477)	(1,313,200)	33,232,909	20,015,219	776,013

25,078,262	20,570,877	57,781,759	56,382,953	1,942,862

$24,790,785	$19,257,677	$91,014,668	$76,398,172	$2,718,875

$—	$—	$—	$—	$11,027

The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   39

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$24.12	$22.44	$20.71	$16.67	$16.03	$18.69

Income from investment operations
Net investment income (loss)(2)	0.10	0.05	(0.16)	(0.27)	(0.19)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.55	2.98	2.88	4.31	0.83	(2.46)

Total from investment operations	0.65	3.03	2.72	4.04	0.64	(2.62)

Distributions to shareholders from:
Net investment income	(0.09)	—	—	—	—	(0.04)
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.47)	(1.35)	(0.99)	—	—	—

Total distributions	(2.56)	(1.35)	(0.99)	—	—	(0.04)

Net asset value, end of period	$22.21	$24.12	$22.44	$20.71	$16.67	$16.03

Total Return(3)	2.61%	13.66%	13.36%	24.24%	3.99%	(14.03)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$743,623	$901,498	$530,271	$307,744	$149,677	$159,755
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.90%	1.90%	2.04%	2.16%	2.16%	2.20%
After fees paid indirectly through commission recapture	1.83%	1.86%	1.99%	2.16%	2.16%	2.20%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	0.90%	0.16%	(0.78)%	(1.41)%	(1.24)%	(0.93)%
After fees paid indirectly through commission recapture	0.83%	0.20%	(0.73)%	(1.41)%	(1.24)%	(0.93)%
Portfolio turnover rate	133.27%	185.71%	204.59%	332.70%	401.43%	523.87%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
40  2006 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.16	$21.76	$20.25	$16.41	$15.90	$18.66

Income from investment operations
Net investment income (loss)(2)	0.00	(0.13)	(0.31)	(0.40)	(0.31)	(0.31)
Net realized and unrealized gain/(loss) on investments	0.54	2.88	2.81	4.24	0.82	(2.43)

Total from investment operations	0.54	2.75	2.50	3.84	0.51	(2.74)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	(0.02)
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.47)	(1.35)	(0.99)	—	—	—

Total distributions	(2.47)	(1.35)	(0.99)	—	—	(0.02)

Net asset value, end of period	$21.23	$23.16	$21.76	$20.25	$16.41	$15.90

Total Return(3)	2.17%	12.77%	12.56%	23.40%	3.21%	(14.69)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$14,467	$15,999	$16,106	$16,186	$14,054	$9,077
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.65%	2.65%	2.79%	2.91%	2.91%	2.95%
After fees paid indirectly through commission recapture	2.58%	2.61%	2.74%	2.91%	2.91%	2.95%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	0.08%	(0.59)%	(1.53)%	(2.16)%	(1.99)%	(1.68)%
After fees paid indirectly through commission recapture	0.02%	(0.55)%	(1.48)%	(2.16)%	(1.99)%	(1.68)%
Portfolio turnover rate	133.27%	185.71%	204.59%	332.70%	401.43%	523.87%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   41

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.07	$21.68	$20.18	$16.36	$15.85	$18.59

Income from investment operations
Net investment income (loss)(2)	0.02	(0.12)	(0.31)	(0.41)	(0.31)	(0.30)
Net realized and unrealized gain/(loss) on investments	0.51	2.86	2.80	4.23	0.82	(2.42)

Total from investment operations	0.53	2.74	2.49	3.82	0.51	(2.72)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	(0.02)
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.47)	(1.35)	(0.99)	—	—	—

Total distributions	(2.47)	(1.35)	(0.99)	—	—	(0.02)

Net asset value, end of period	$21.13	$23.07	$21.68	$20.18	$16.36	$15.85

Total Return(3)	2.18%	12.77%	12.55%	23.35%	3.22%	(14.66)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$100,857	$98,224	$66,958	$37,559	$15,047	$5,376
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture recapture	2.65%	2.65%	2.79%	2.91%	2.91%	2.95%
After fees paid indirectly through commission recapture	2.58%	2.61%	2.74%	2.91%	2.91%	2.95%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	0.25%	(0.59)%	(1.53)%	(2.16)%	(1.99)%	(1.68)%
After fees paid indirectly through commission recapture	0.18%	(0.55)%	(1.48)%	(2.16)%	(1.99)%	(1.68)%
Portfolio turnover rate	133.27%	185.71%	204.59%	332.70%	401.43%	523.87%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
42  2006 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$24.47	$22.70	$20.88	$16.76	$16.08	$18.72

Income from investment operations
Net investment income (loss)(2)	0.14	0.11	(0.10)	(0.22)	(0.15)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.55	3.01	2.91	4.34	0.83	(2.50)

Total from investment operations	0.69	3.12	2.81	4.12	0.68	(2.59)

Distributions to shareholders from:
Net investment income	(0.16)	—	—	—	—	(0.05)
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.47)	(1.35)	(0.99)	—	—	—

Total distributions	(2.63)	(1.35)	(0.99)	—	—	(0.05)

Net asset value, end of period	$22.53	$24.47	$22.70	$20.88	$16.76	$16.08

Total Return(3)	2.72%	13.91%	13.69%	24.58%	4.23%	(13.86)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$37,891	$41,280	$32,506	$14,767	$4,676	$4,740
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture recapture	1.65%	1.65%	1.79%	1.91%	1.91%	1.95%
After fees paid indirectly through commission recapture	1.58%	1.61%	1.74%	1.91%	1.91%	1.95%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	1.21%	0.41%	(0.53)%	(1.16)%	(1.32)%	(0.68)%
After fees paid indirectly through commission recapture	1.14%	0.45%	(0.48)%	(1.16)%	(1.32)%	(0.68)%
Portfolio turnover rate	133.27%	185.71%	204.59%	332.70%	401.43%	523.87%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   43

Financial Highlights
Quaker Core Equity Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.59	$11.49	$11.35	$9.69	$9.64	$12.48

Income From Investment Operations
Net investment income (loss)(2)	(0.03)	(0.07)	(0.04)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gain/(loss) on investments	0.38	1.17	0.18	1.77	0.16	(2.69)

Total from investment operations	0.35	1.10	0.14	1.66	0.05	(2.84)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period	$12.94	$12.59	$11.49	$11.35	$9.69	$9.64

Total Return(3)	2.78%	9.57%	1.23%	17.13%	0.52%	(22.76)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,974	$8,854	$8,290	$8,604	$7,687	$10,504
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.77%	1.77%	1.93%	2.10%	2.02%	2.21%
After expense reimbursements and waived fees	1.77%	1.77%	1.93%	2.10%	2.02%	2.21%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.45)%	(0.57)%	(0.33)%	(1.03)%	(1.18)%	(1.32)%
After expense reimbursements and waived fees	(0.45)%	(0.57)%	(0.33)%	(1.03)%	(1.18)%	(1.32)%
Portfolio turnover rate	129.68%	139.04%	88.76%	239.70%	223.82%	124.48%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
44  2006 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.07	$11.10	$11.04	$9.50	$9.52	$12.42

Income From Investment Operations
Net investment income (loss)(2)	(0.07)	(0.16)	(0.12)	(0.19)	(0.17)	(0.23)
Net realized and unrealized gain/(loss) on investments	0.36	1.13	0.18	1.73	0.15	(2.67)

Total from investment operations	0.29	0.97	0.06	1.54	(0.02)	(2.90)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period	$12.36	$12.07	$11.10	$11.04	$9.50	$9.52

Total Return(3)	2.40%	8.74%	0.54%	16.21%	(0.21)%	(23.35)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$127	$150	$167	$199	$124	$89
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.52%	2.52%	2.68%	2.85%	2.77%	2.96%
After expense reimbursements and waived fees	2.52%	2.52%	2.68%	2.85%	2.77%	2.96%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.21)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%
After expense reimbursements and waived fees	(1.21)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%
Portfolio turnover rate	129.68%	139.04%	88.76%	239.70%	223.82%	124.48%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   45

Financial Highlights
Quaker Core Equity Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Month
	period from
	July 1, 2006 to	Year	Year	Year	Year	Year
	December 31,	Ended	Ended	Ended	Ended	Ended
	2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.00	$11.03	$10.97	$9.44	$9.46	$12.34

Income From Investment Operations
Net investment income (loss)(2)	(0.08)	(0.16)	(0.12)	(0.18)	(0.18)	(0.23)
Net realized and unrealized gain/(loss) on investments	0.36	1.13	0.18	1.71	0.16	(2.65)

Total from investment operations	0.28	0.97	0.06	1.53	(0.02)	(2.88)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period	$12.28	$12.00	$11.03	$10.97	$9.44	$9.46

Total Return(3)	2.33%	8.79%	0.55%	16.21%	(0.21)%	(23.34)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$88	$91	$143	$168	$310	$408
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.52%	2.52%	2.68%	2.85%	2.77%	2.96%
After expense reimbursements and waived fees	2.52%	2.52%	2.68%	2.85%	2.77%	2.96%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.25)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%
After expense reimbursements and waived fees	(1.25)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%
Portfolio turnover rate	129.68%	139.04%	88.76%	239.70%	223.82%	124.48%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
46  2006 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.09	$11.01	$10.84	$9.23	$9.16	$11.83

Income From Investment Operations
Net investment income (loss)(2)	(0.01)	(0.04)	(0.01)	(0.08)	(0.08)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.37	1.12	0.18	1.69	0.15	(2.56)

Total from investment operations	0.36	1.08	0.17	1.61	0.07	(2.67)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period	$12.45	$12.09	$11.01	$10.84	$9.23	$9.16

Total Return(3)	2.98%	9.81%	1.57%	17.44%	0.76%	(22.57)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,186	$3,106	$2,857	$2,894	$2,511	$2,387
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.52%	1.52%	1.68%	1.85%	1.77%	1.96%
After expense reimbursements and waived fees	1.52%	1.52%	1.68%	1.85%	1.77%	1.96%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.21)%	(0.32)%	(0.08)%	(0.78)%	(0.93)%	(1.07)%
After expense reimbursements and waived fees	(0.21)%	(0.32)%	(0.08)%	(0.78)%	(0.93)%	(1.07)%
Portfolio turnover rate	129.68%	139.04%	88.76%	239.70%	223.82%	124.48%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   47

Financial Highlights
Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.67	$9.50	$8.57	$6.71	$7.71	$8.89

Income From Investment Operations
Net investment income (loss)(2)	(0.05)	(0.10)	(0.10)	(0.13)	(0.15)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.34	1.27	1.03	1.99	(0.85)	(0.98)

Total from investment operations	0.29	1.17	0.93	1.86	(1.00)	(1.18)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.45)	—	—	—	—	—

Total distributions	(0.45)	—	—	—	—	—

Net asset value, end of period	$10.51	$10.67	$9.50	$8.57	$6.71	$7.71

Total Return(3)	2.76%	12.32%	10.85%	27.72%	(12.97)%	(13.27)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$791	$748	$484	$291	$117	$140
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.98%	1.83%	2.05%	2.09%	2.63%	2.61%
After expense reimbursements and waived fees	1.98%	1.83%	2.05%	2.09%	2.63%	2.61%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.94)%	(0.99)%	(1.15)%	(1.62)%	(2.20)%	(2.35)%
After expense reimbursements and waived fees	(0.94)%	(0.99)%	(1.15)%	(1.62)%	(2.20)%	(2.35)%
Portfolio turnover rate	196.00%	215.97%	115.81%	191.91%	250.36%	154.51%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
48  2006 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23	$9.19	$8.35	$6.61	$7.67	$8.90

Income From Investment Operations
Net investment income (loss)(2)	(0.10)	(0.17)	(0.16)	(0.19)	(0.19)	(0.25)
Net realized and unrealized gain/(loss) on investments	0.35	1.21	1.00	1.93	(0.87)	(0.98)

Total from investment operations	0.25	1.04	0.84	1.74	(1.06)	(1.23)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.45)	—	—	—	—	—

Total distributions	(0.45)	—	—	—	—	—

Net asset value, end of period	$10.03	$10.23	$9.19	$8.35	$6.61	$7.67

Total Return(3)	2.49%	11.32%	10.06%	26.32%	(13.82)%	(13.82)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$137	$142	$128	$126	$65	$34
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.73%	2.58%	2.80%	2.84%	3.38%	3.36%
After expense reimbursements and waived fees	2.73%	2.58%	2.80%	2.84%	3.38%	3.36%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(2.01)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
After expense reimbursements and waived fees	(2.01)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
Portfolio turnover rate	196.00%	215.97%	115.81%	191.91%	250.36%	154.51%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   49

Financial Highlights
Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	October 17, 2001
	July 1, 2006 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2006	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$10.30	$9.24	$8.40	$6.64	$7.67	$7.50

Income From Investment Operations
Net investment income (loss)(2)	(0.12)	(0.18)	(0.16)	(0.19)	(0.19)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.36	1.24	1.00	1.95	(0.84)	0.37

Total from investment operations	0.24	1.06	0.84	1.76	(1.03)	0.17

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.45)	—	—	—	—	—

Total distributions	(0.45)	—	—	—	—	—

Net asset value, end of period	$10.09	$10.30	$9.24	$8.40	$6.64	$7.67

Total Return(3)	2.37%	11.47%	10.00%	26.51%	(13.43)%	2.27%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$178	$238	$229	$272	$174	$66
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.73%	2.58%	2.80%	2.84%	3.38%	3.36%
After expense reimbursements and waived fees	2.73%	2.58%	2.80%	2.84%	3.38%	3.36%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(2.47)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
After expense reimbursements and waived fees	(2.47)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
Portfolio turnover rate	196.00%	215.97%	115.81%	191.91%	250.36%	154.51%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
50  2006 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.97	$9.75	$8.78	$6.86	$7.77	$8.93

Income From Investment Operations
Net investment income (loss)(2)	(0.02)	(0.08)	(0.08)	(0.11)	(0.12)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.34	1.30	1.05	2.03	(0.79)	(0.99)

Total from investment operations	0.32	1.22	0.97	1.92	(0.91)	(1.16)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.45)	—	—	—	—	—

Total distributions	(0.45)	—	—	—	—	—

Net asset value, end of period	$10.84	$10.97	$9.75	$8.78	$6.86	$7.77

Total Return(3)	2.96%	12.51%	11.05%	27.99%	(11.71)%	(12.99)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,830	$2,756	$2,424	$2,162	$1,680	$3,593
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.73%	1.58%	1.80%	1.84%	2.38%	2.36%
After expense reimbursements and waived fees	1.73%	1.58%	1.80%	1.84%	2.38%	2.36%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.33)%	(0.74)%	(0.90)%	(1.37)%	(1.95)%	(2.10)%
After expense reimbursements and waived fees	(0.33)%	(0.74)%	(0.90)%	(1.37)%	(1.95)%	(2.10)%
Portfolio turnover rate	196.00%	215.97%	115.81%	191.91%	250.36%	154.51%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   51

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	January 31, 2002
	July 1, 2006 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2006	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$11.07	$11.29	$11.45	$9.05	$9.43	$10.00

Income from investment operations
Net investment income (loss)(2)	0.03	(0.05)	(0.12)	(0.13)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.39	0.85	1.19	2.64	(0.35)	(0.53)

Total from investment operations	0.42	0.80	1.07	2.51	(0.38)	(0.57)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Net asset value, end of period	$10.69	$11.07	$11.29	$11.45	$9.05	$9.43

Total Return(3)	3.75%	7.05%	9.66%	27.83%	(4.03)%	(5.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,782	$12,482	$11,970	$7,250	$2,868	$2,044
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.72%	1.72%	1.95%	1.98%	2.05%	2.53%
After expense reimbursements and waived fees	1.72%	1.67%	1.95%	1.98%	2.05%	2.53%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	0.45%	(0.46)%	(1.08)%	(1.12)%	(0.28)%	(1.09)%
After expense reimbursements and waived fees	0.45%	(0.41)%	(1.08)%	(1.12)%	(0.28)%	(1.09)%
Portfolio turnover rate	45.15%	129.29%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
52  2006 SEMI-ANNUAL REPORT

	Class B

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	May 2, 2002
	July 1, 2006 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2006	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$10.81	$11.12	$11.38	$9.05	$9.50	$10.01

Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.13)	(0.21)	(0.19)	(0.08)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.42	0.84	1.18	2.63	(0.37)	(0.48)

Total from investment operations	0.37	0.71	0.97	2.44	(0.45)	(0.51)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Net asset value, end of period	$10.38	$10.81	$11.12	$11.38	$9.05	$9.50

Total Return(3)	3.38%	6.31%	8.80%	27.05%	(4.74)%	(5.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$723	$886	$1,176	$1,098	$926	$374
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.47%	2.47%	2.70%	2.73%	2.80%	3.28%
After expense reimbursements and waived fees	2.47%	2.42%	2.70%	2.73%	2.80%	3.28%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.85)%	(1.21)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
After expense reimbursements and waived fees	(0.85)%	(1.16)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
Portfolio turnover rate	45.15%	129.29%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   53

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	May 2, 2002
	July 1, 2006 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2006	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$10.81	$11.12	$11.38	$9.05	$9.50	$10.01

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.13)	(0.21)	(0.19)	(0.09)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.40	0.84	1.18	2.63	(0.36)	(0.48)

Total from investment operations	0.36	0.71	0.97	2.44	(0.45)	(0.51)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(0.80)	(1.02)	(1.23)	(0.11)	—	—

Net asset value, end of period	$10.37	$10.81	$11.12	$11.38	$9.05	$9.50

Total Return(3)	3.28%	6.32%	8.80%	27.05%	(4.74)%	(5.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$10,073	$11,423	$11,932	$10,757	$8,735	$2,108
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.47%	2.47%	2.70%	2.73%	2.80%	3.28%
After expense reimbursements and waived fees	2.47%	2.42%	2.70%	2.73%	2.80%	3.28%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.72)%	(1.21)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
After expense reimbursements and waived fees	(0.72)%	(1.16)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
Portfolio turnover rate	45.15%	129.29%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
54  2006 SEMI-ANNUAL REPORT

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Financial Highlights
Quaker Biotech-Pharma Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the				For the
	Six-Month				period from
	period from	Year	Year	Year	October 14, 2002
	July 1, 2006 to	Ended	Ended	Ended	(commencement of
	December 31, 2006(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.50	$12.30	$13.64	$11.83	$10.00

Income From Investment Operations
Net investment income (loss)(2)	(0.06)	(0.11)	(0.19)	(0.28)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.88	0.37	(0.22)	2.80	1.91

Total from investment operations	1.82	0.26	(0.41)	2.52	1.83

Distributions to shareholders from:
Net investment income	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—
Net realized capital gain	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$13.04	$12.50	$12.30	$13.64	$11.83

Total Return(3)	14.70%	2.14%	(3.22)%	21.97%	18.30%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$6,855	$14,324	$15,295	$9,908	$2,611
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.30%	2.19%	2.31%	2.41%	2.68%
After expense reimbursements and waived fees	2.30%	2.19%	2.31%	2.41%	2.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.89)%	(0.79)%	(1.56)%	(2.15)%	(2.22)%
After expense reimbursements and waived fees	(0.89)%	(0.79)%	(1.56)%	(2.15)%	(2.18)%
Portfolio turnover rate	37.12%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
56  2006 SEMI-ANNUAL REPORT

	Class B

	For the				For the
	Six-Month				period from
	period from	Year	Year	Year	September 23, 2002
	July 1, 2006 to	Ended	Ended	Ended	(commencement of
	December 31, 2006(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.15	$12.04	$13.47	$11.77	$10.00

Income From Investment Operations
Net investment income (loss)(2)	(0.13)	(0.20)	(0.29)	(0.37)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.84	0.37	(0.21)	2.78	1.85

Total from investment operations	1.71	0.17	(0.50)	2.41	1.77

Distributions to shareholders from:
Net investment income	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—
Net realized capital gain	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$12.58	$12.15	$12.04	$13.47	$11.77

Total Return(3)	14.21%	1.43%	(3.95)%	21.12%	17.70%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,085	$1,131	$1,238	$1,761	$1,565
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.05%	2.94%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	3.05%	2.94%	3.06%	3.16%	3.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.98)%	(1.54)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.98)%	(1.54)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	37.12%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   57

Financial Highlights
Quaker Biotech-Pharma Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the				For the
	Six-Month				period from
	period from	Year	Year	Year	November 20, 2002
	July 1, 2006 to	Ended	Ended	Ended	(commencement of
	December 31, 2006(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.16	$12.05	$13.48	$11.78	$10.02

Income From Investment Operations
Net investment income (loss)(2)	(0.12)	(0.20)	(0.28)	(0.37)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.83	0.37	(0.22)	2.78	1.85

Total from investment operations	1.71	0.17	(0.50)	2.41	1.76

Distributions to shareholders from:
Net investment income	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—
Net realized capital gain	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$12.59	$12.16	$12.05	$13.48	$11.78

Total Return(3)	14.21%	1.43%	(3.95)%	21.11%	17.57%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,434	$3,802	$4,038	$4,084	$1,588
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.05%	2.94%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	3.05%	2.94%	3.06%	3.16%	3.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.84)%	(1.54)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.84)%	(1.54)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	37.12%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
58  2006 SEMI-ANNUAL REPORT

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Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$15.89	$16.67	$16.03	$10.75	$11.80	$11.41

Income From Investment Operations
Net investment income (loss)(2)	(0.03)	(0.10)	(0.09)	(0.13)	(0.01)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.74	1.75	2.09	5.41	(0.54)	0.84

Total from investment operations	0.71	1.65	2.00	5.28	(0.55)	0.73

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Total distributions	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Net asset value, end of period	$16.27	$15.89	$16.67	$16.03	$10.75	$11.80

Total Return(3)	4.44%	10.32%	12.57%	49.12%	(3.99)%	6.45%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$104,310	$70,866	$40,198	$30,393	$8,143	$5,168
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.66%	1.69%	1.84%	2.01%	2.11%	2.14%
After fees paid indirectly through commission recapture	1.54%	1.65%	1.66%	2.01%	2.11%	2.14%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.27)%	(0.64)%	(0.73)%	(0.84)%	0.02%	(0.83)%
After fees paid indirectly through commission recapture	(0.39)%	(0.60)%	(0.55)%	(0.84)%	0.02%	(0.83)%
Portfolio turnover rate	41.28%	82.01%	186.72%	134.73%	122.76%	106.60%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
60  2006 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$15.20	$16.16	$15.69	$10.60	$11.71	$11.38

Income From Investment Operations
Net investment income (loss)(2)	(0.09)	(0.22)	(0.20)	(0.21)	(0.07)	(0.21)
Net realized and unrealized gain/(loss) on investments	0.71	1.69	2.03	5.30	(0.54)	0.88

Total from investment operations	0.62	1.47	1.83	5.09	(0.61)	0.67

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Total distributions	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Net asset value, end of period	$15.49	$15.20	$16.16	$15.69	$10.60	$11.71

Total Return(3)	4.04%	9.47%	11.73%	48.02%	(4.56)%	5.93%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,100	$2,188	$2,452	$3,055	$2,211	$2,515
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.41%	2.44%	2.59%	2.76%	2.86%	2.89%
After fees paid indirectly through commission recapture	2.29%	2.40%	2.41%	2.76%	2.86%	2.89%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(1.05)%	(1.39)%	(1.48)%	(1.59)%	(0.73)%	(1.58)%
After fees paid indirectly through commission recapture	(1.13)%	(1.35)%	(1.30)%	(1.59)%	(0.73)%	(1.58)%
Portfolio turnover rate	41.28%	82.01%	186.72%	134.73%	122.76%	106.60%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   61

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$14.96	$15.94	$15.49	$10.47	$11.59	$11.31

Income From Investment Operations
Net investment income (loss)(2)	(0.09)	(0.21)	(0.20)	(0.21)	(0.07)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.71	1.66	2.01	5.23	(0.55)	0.82

Total from investment operations	0.62	1.45	1.81	5.02	(0.62)	0.62

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Total distributions	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Net asset value, end of period	$15.25	$14.96	$15.94	$15.49	$10.47	$11.59

Total Return(3)	4.11%	9.47%	11.75%	47.95%	(4.69)%	5.52%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$16,491	$16,458	$13,379	$9,138	$4,815	$5,508
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.41%	2.44%	2.59%	2.76%	2.86%	2.89%
After fees paid indirectly through commission recapture	2.29%	2.40%	2.41%	2.76%	2.86%	2.89%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(1.03)%	(1.39)%	(1.48)%	(1.59)%	(0.73)%	(1.58)%
After fees paid indirectly through commission recapture	(1.14)%	(1.35)%	(1.30)%	(1.59)%	(0.73)%	(1.58)%
Portfolio turnover rate	41.28%	82.01%	186.72%	134.73%	122.76%	106.60%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
62  2006 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$16.27	$16.98	$16.27	$10.88	$11.90	$11.49

Income From Investment Operations
Net investment income (loss)(2)	(0.01)	(0.06)	(0.05)	(0.07)	0.04	(0.06)
Net realized and unrealized gain/(loss) on investments	0.76	1.78	2.12	5.46	(0.56)	0.81

Total from investment operations	0.75	1.72	2.07	5.39	(0.52)	0.75

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Total distributions	(0.33)	(2.43)	(1.36)	—	(0.50)	(0.34)

Net asset value, end of period	$16.69	$16.27	$16.98	$16.27	$10.88	$11.90

Total Return(3)	4.58%	10.56%	12.83%	49.54%	(3.70)%	6.58%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,572	$1,503	$1,752	$1,672	$1,060	$6,499
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.41%	1.44%	1.59%	1.76%	1.86%	1.89%
After fees paid indirectly through commission recapture	1.29%	1.40%	1.41%	1.76%	1.86%	1.89%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.03)%	(0.39)%	(0.48)%	(0.59)%	0.27%	(0.58)%
After fees paid indirectly through commission recapture	(0.13)%	(0.35)%	(0.30)%	(0.59)%	0.27%	(0.58)%
Portfolio turnover rate	41.28%	82.01%	186.72%	134.73%	122.76%	106.60%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   63

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.51	$19.39	$18.95	$14.17	$14.91	$15.63

Income from investment operations
Net investment income (loss)(2)	(0.06)	(0.17)	(0.14)	(0.09)	(0.22)	(0.22)
Net realized and unrealized gain/(loss) on investments	1.65	3.23	2.39	4.90	0.38	0.26

Total from investment operations	1.59	3.06	2.25	4.81	0.16	0.04

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Total distributions	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Net asset value, end of period	$18.96	$19.51	$19.39	$18.95	$14.17	$14.91

Total Return(3)	8.23%	16.76%	12.17%	33.97%	2.28%	0.54%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$41,349	$36,735	$21,818	$17,516	$7,393	$7,885
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.82%	1.83%	1.94%	1.68%	2.63%	2.72%
After expense reimbursements and waived fees	1.74%	1.75%	1.94%	1.68%	2.58%	2.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.73)%	(0.91)%	(0.75)%	(0.52)%	(1.83)%	(1.60)%
After expense reimbursements and waived fees	(0.64)%	(0.83)%	(0.75)%	(0.52)%	(1.78)%	(1.48)%
Portfolio turnover rate	61.97%	129.64%	127.20%	101.86%	89.57%	82.66%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
64  2006 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$18.52	$18.66	$18.43	$13.89	$14.75	$15.59

Income from investment operations
Net investment income (loss)(2)	(0.13)	(0.30)	(0.27)	(0.21)	(0.31)	(0.35)
Net realized and unrealized gain/(loss) on investments	1.56	3.10	2.31	4.78	0.35	0.27

Total from investment operations	1.43	2.80	2.04	4.57	0.04	(0.08)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Total distributions	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Net asset value, end of period	$17.81	$18.52	$18.66	$18.43	$13.89	$14.75

Total Return(3)	7.80%	15.95%	11.33%	32.93%	1.46%	(0.26)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$985	$1,052	$1,005	$985	$759	$540
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.57%	2.58%	2.69%	2.43%	3.38%	3.47%
After expense reimbursements and waived fees	2.49%	2.50%	2.69%	2.43%	3.33%	3.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.47)%	(1.66)%	(1.50)%	(1.27)%	(2.58)%	(2.35)%
After expense reimbursements and waived fees	(1.39)%	(1.58)%	(1.50)%	(1.27)%	(2.53)%	(2.23)%
Portfolio turnover rate	61.97%	129.64%	127.20%	101.86%	89.57%	82.66%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   65

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$17.99	$18.21	$18.02	$13.56	$14.42	$15.25

Income from investment operations
Net investment income (loss)(2)	(0.13)	(0.29)	(0.27)	(0.21)	(0.31)	(0.33)
Net realized and unrealized gain/(loss) on investments	1.52	3.01	2.27	4.70	0.35	0.26

Total from investment operations	1.39	2.72	2.00	4.49	0.04	(0.07)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Total distributions	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Net asset value, end of period	$17.24	$17.99	$18.21	$18.02	$13.56	$14.42

Total Return(3)	7.81%	15.91%	11.37%	33.14%	1.49%	(0.20)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$11,396	$9,884	$6,597	$3,914	$1,383	$973
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.57%	2.58%	2.69%	2.43%	3.38%	3.47%
After expense reimbursements and waived fees	2.49%	2.50%	2.69%	2.43%	3.33%	3.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(1.49)%	(1.66)%	(1.50)%	(1.27)%	(2.58)%	(2.35)%
After expense reimbursements and waived fees	(1.41)%	(1.58)%	(1.50)%	(1.27)%	(2.53)%	(2.23)%
Portfolio turnover rate	61.97%	129.64%	127.20%	101.86%	89.57%	82.66%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
66  2006 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2006 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.88	$19.65	$19.14	$14.28	$14.98	$15.67

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.12)	(0.09)	(0.05)	(0.19)	(0.18)
Net realized and unrealized gain/(loss) on investments	1.68	3.29	2.41	4.94	0.39	0.25

Total from investment operations	1.64	3.17	2.32	4.89	0.20	0.07

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Total distributions	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)

Net asset value, end of period	$19.38	$19.88	$19.65	$19.14	$14.28	$14.98

Total Return(3)	8.33%	17.12%	12.42%	34.27%	2.55%	0.73%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$31,103	$28,727	$26,963	$25,783	$15,214	$16,919
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.57%	1.58%	1.69%	1.43%	2.38%	2.47%
After expense reimbursements and waived fees	1.49%	1.50%	1.69%	1.43%	2.33%	2.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	(0.48)%	(0.66)%	(0.50)%	(0.27)%	(1.58)%	(1.35)%
After expense reimbursements and waived fees	(0.39)%	(0.58)%	(0.50)%	(0.27)%	(1.53)%	(1.23)%
Portfolio turnover rate	61.97%	129.64%	127.20%	101.86%	89.57%	82.66%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2006 SEMI-ANNUAL REPORT   67

Financial Highlights
Quaker Core Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	March 26, 2002
	July 1, 2006 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2006(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2006	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$13.09	$11.86	$11.54	$9.28	$9.29	$10.00

Income From Investment Operations
Net investment income (loss)(2)	0.07	0.10	0.06	(0.06)	(0.09)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.60	2.34	1.26	2.32	0.08	(0.68)

Total from investment operations	0.67	2.44	1.32	2.26	(0.01)	(0.71)

Distributions to shareholders from:
Net investment income	(0.09)	—	—	—	—	—
Dividends in excess of net investment income	—	—	—	—	—	—
Net realized capital gain	(1.42)	(1.12)	(1.00)	—	—	—

Total distributions	(1.51)	(1.21)	(1.00)	—	—	—

Net asset value, end of period	$12.25	$13.09	$11.86	$11.54	$9.28	$9.29

Total Return(3)	5.06%	21.42%	11.60%	24.35%	(0.11)%	(7.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,075	$2,719	$1,943	$1,449	$1,045	$957
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.92%	1.89%	2.09%	2.14%	2.12%	2.21%
After expense reimbursements and waived fees	0.87%	0.84%	1.04%	1.94%	2.12%	2.21%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	0.35%	(0.31)%	(0.56)%	(0.78)%	(1.01)%	(1.14)%
After expense reimbursements and waived fees	0.70%	0.74%	0.49%	(0.58)%	(1.01)%	(1.14)%
Portfolio turnover rate	146.96%	184.01%	103.24%	156.88%	151.69%	19.31%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
68  2006 SEMI-ANNUAL REPORT

Notes to the Financial Statements
Note 1 — Organization
      The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has eight series: Quaker Core Equity Fund, Quaker Strategic Growth Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, Quaker Small-Cap Growth Fund, Quaker Biotech Pharma-Healthcare Fund, Quaker Capital Opportunities Fund, and Quaker Core Value Fund (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below.
      Quaker Core Equity Fund (“Core Equity”), Quaker Strategic Growth Fund (“Strategic Growth”), and Quaker Small-Cap Value Fund (“Small-Cap Value”) all commenced operations on November 25, 1996. Quaker Mid-Cap Value Fund (“Mid-Cap Value”) commenced operations on December 31, 1997. Quaker Small-Cap Growth Fund (“Small-Cap Growth”) commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.
      Quaker Capital Opportunities Fund (“Capital Opportunities”) commenced operations on January 31, 2002. The investment objective of this Fund is to seek long-term capital growth.
      Quaker Core Value Fund (“Core Value”) commenced operations on March 26, 2002. The Fund seeks to achieve long-term capital appreciation through the prudent investment of securities issued by companies considered by the sub-adviser to be “value” oriented companies.
      Quaker Biotech Pharma-Healthcare Fund (“Biotech”) commenced operations on September 23, 2002. The investment objective of this Fund is to seek long-term capital appreciation.
      Core Equity, Strategic Growth, Small-Cap Value, Mid-Cap Value, and Small-Cap Growth offer four classes of shares (Class A, Class B, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge (“CDSC”) that declines to zero over an average of seven years coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months; and Institutional Class shares bear no front-end sales charges or CDSC’s, but have higher minimum investment limitations.
      Capital Opportunities and Biotech offer Class A, Class B and Class C shares. Core Value offers Class A shares.
Note 2 — Summary of Significant Accounting Policies and Other Information
      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
      A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the Nasdaq National Market System is valued at the Nasdaq Official Closing Price.
      The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Fund’s fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
      Short-term investments are valued at amortized cost, which approximates fair market value.
      B. Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
2006 SEMI-ANNUAL REPORT   69

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
      Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
      C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Rebate income on short proceeds is recorded on an accrual basis.
      Strategic Growth and Biotech make short sales of investments, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
      D. Option Writing. Strategic Growth, Capital Opportunities, and Biotech may write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
      E. Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
      Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
      Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
      F. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
      G. Expense Allocations. Fund expenses that are not series (fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.
      H. Distributions to Shareholders. Each Fund generally declares dividends annually, payable in December, on a date selected by the Trust’s Board of Trustees. In addition, distributions may be made annually in December out of net
70  2006 SEMI-ANNUAL REPORT

December 31, 2006 (Unaudited)
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.
      I. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
      J. Indemnifications. Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.
Note 3 — Investment Advisory Fee and Other Related Party Transactions
      Quaker Funds, Inc. (“QFI”) serves as Investment Advisor to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following persons to serve as sub-advisers:

Fund	Sub-Adviser

Strategic Growth	DG Capital Management

Core Equity	Geewax, Terker & Co.

Small-Cap Growth	Geewax, Terker & Co.

Capital Opportunities	Knott Capital Management

Biotech	Sectoral Asset Management, Inc.

Mid-Cap Value	Global Capital Management, Inc.

Small-Cap Value	Aronson+Johnson+Ortiz, LP

Core Value	Geewax, Terker & Co.

      The sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
      Each Fund paid QFI aggregate fees shown in the table below for the six-month period ended December 31, 2006. Amounts are expressed as an annualized percentage of average net assets.

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory fees
Fund	paid to QFI	to the sub-adviser	waived & reimbursed

Strategic Growth	1.30%	0.75%	N/A

Core Equity	1.05%	0.75%	N/A

Small-Cap Growth	1.05%	0.75%	N/A

Capital Opportunities	1.05%	0.75%	N/A

Biotech	1.45%	0.95%	N/A

Mid-Cap Value	1.05%	0.75%	N/A

Small-Cap Value	1.20%	0.90%	0.08%

Core Value	1.05%	0.75%	1.05%

      For the six-month ended December 31, 2006 QFI and the sub-advisers earned and reimbursed fees as follows:

	Aggregate	Subadvisory	Advisory &
	advisory fee	fee paid by QFI	subadvisory fees
Fund	paid to QFI	to the sub-adviser	waived & reimbursed

Strategic Growth	$6,705,564	$3,868,595	$—

Core Equity	64,442	46,030	—

Small-Cap Growth	19,568	13,978	—

Capital Opportunities	118,668	84,763	—

Biotech	92,760	60,774	—

Mid-Cap Value	571,130	407,950	—

Small-Cap Value	476,168	323,747	33,379

Core Value	15,384	—	15,384

      The sub-adviser to Small-Cap Value has voluntarily agreed to charge Small-Cap Value a subadvisory fee rate of 0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the sub-adviser’s “most favored nation” policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client is terminated, the subadvisory fee rates offered to Small-Cap Value would revert to the contractual fee rate of 0.90% per annum.
      QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the
2006 SEMI-ANNUAL REPORT   71

Notes to the Financial Statements
Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)
annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement, however, it may do so at any time in its sole discretion.
      Since November 20, 2006, US Bancorp Fund Services, LLC (“USB”), has served as the Funds’ transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). Prior to that date, Citco Mutual Fund Services, Inc. (“CMFS”) was the Funds’ transfer, dividend paying and shareholder service agent. The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemption of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate of 5.25% of the aggregate of the Trust’s average daily net assets.
      Since December 11, 2006, BBH&Co. has served as administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 2.50% for accounting and 3.00% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 2.00% for accounting and 2.50% for administration for over $2 billion of average daily net assets.
      Prior to December 11, 2006, CMFS also was the Funds’ administrator. For the six-month period ended December 31, 2006, CMFS was paid $882,337 in the aggregate for administration, fund accounting and transfer agency services. For the period November 20, 2006 through December 31, 2006, USB was paid $97,638 as Transfer Agent for the Funds. For the period November 17, 2006 through December 31, 2006, the Administrator was paid $46,487 for administration services.
      Since November 17, 2006, Quasar Distributors, LLC has (the “Distributor”) served as principal underwriter for the Trust. Prior to that date, Citco Mutual Fund Distributors, Inc. (“CMFD”) served as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.
      For the period from July 1, 2006 through November 16, 2006, CMFD received $55,791 in underwriter concessions from the sale of Fund shares. For the period November 17, 2006 through December 31, 2006, the Distributor received $6,800 in underwriter concessions from the sale of Fund shares.
      QFI has informed the Trust that for the six-month period ended December 31, 2006 it received contingent deferred sales charges from certain redemptions of the Funds’ Class B shares and Class C shares of $52,540 and $32,026, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.
      Commissions paid and recaptured were as follows:

	Commissions	Commissions
Fund	Paid	Recaptured

Strategic Growth	$701,817	$350,721 (1)

Capital Opportunities	—	283(1)

Mid-Cap Value	130,414	65,207(1)

(1)	Under the terms of certain commission recapture agreements with Radnor, the commissions recaptured by the Funds were used to offset the respective Fund’s total expenses, which are reflected under the line item “Fees paid indirectly” of each Fund’s Statement of Operations for the six-month period ended December 31, 2006.
72  2006 SEMI-ANNUAL REPORT

December 31, 2006 (Unaudited)
Note 4 — Purchases and Sales of Investments
      For the six-month period ended December 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales

Strategic Growth	$1,219,517,946	$959,200,014

Core Equity	15,662,076	15,721,014

Small-Cap Growth	7,276,704	7,249,537

Capital Opportunities	8,656,015	15,431,327

Biotech	3,809,302	8,972,206

Mid-Cap Value	78,459,158	44,115,599

Small-Cap Value	49,171,172	47,374,887

Core Value	4,330,104	4,193,058

Note 5 — Options Written
      A summary of option contracts written by the Trust during the six-month period ended December 31, 2006 were as follows:

	Strategic Growth Calls

	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—
Options written	31,682	3,049,189
Options closed	(25,568)	(2,471,347)
Options exercised	(1,354)	(239,651)
Options expired	(2,813)	(231,026)

Options outstanding at end of period	1,947	$107,166

      One option contract is equivalent to one hundred shares of common stock.
      As of December 31, 2006, portfolio securities valued at $3,139,920 were subject to covered call options written by the Strategic Growth Fund.
Note 6 — Investments in Affiliate
      The Quaker Strategic Growth Fund invests a portion of its assets in American Ecology Corporation (the “Corporation”). The Corporation is considered to be affiliated under the Investment Company Act of 1940 because the Fund owns more that 5% of the Corporation’s outstanding voting stock. A description of the Quaker Strategic Growth Fund’s holding in the Corporation and related transactions during the six-month period ended December 31, 2006 appear below.

	Beginning			Ending	Dividend	Market
	Shares	Purchases	Sales	Shares	Income	Value

American Ecology Corporation	1,000,395	—	(90,800)	909,595	$300,119	$16,836,603

Note 7 — Tax Matters
      For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2006 for each Fund were as follows:

				Net
		Gross	Gross	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Strategic Growth	$786,254,917	$81,946,104	$(22,008,662)	$59,937,442

Core Equity	11,632,029	990,597	(211,476)	779,121

Small-Cap Growth	3,679,993	330,551	(88,153)	242,398

Capital Opportunities	17,802,559	1,562,154	(202,729)	1,359,425

Biotech	9,519,805	1,520,231	(906,938)	613,293)

Mid-Cap Value	115,000,693	11,662,519	(2,467,387)	9,195,132

Small-Cap Value	74,335,002	12,301,202	(1,861,690)	10,439,512

Core Value	2,933,077	193,865	(53,776)	140,089

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
2006 SEMI-ANNUAL REPORT   73

Notes to the Financial Statements
Note 7 — Tax Matters (Continued)
      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Unrealized				Post-October	Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Currency	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gains	Carryforward	Loss	Earnings

Strategic Growth	$39,169,817	$57,126,220	$36,184,344	$—	$—	$132,480,381

Core Equity	1,033,444	—	—	(5,132,285)	—	(4,098,841)

Small-Cap Growth	179,104	—	159,307	—	—	338,411

Capital

Opportunities	1,733,897	—	1,058,613	—	—	2,792,510

Biotech	(948,499)	764,959	380,100	—	(7,487)	189,073

Mid-Cap Value	4,700,694	2,054,418	412,158			7,167,270

Small-Cap Value	7,772,162	2,553,463	4,553,145	—	—	14,878,770

Core Value	140,175	154,017	157,849	—	—	452,041

      The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales and net losses realized after October 31st.
      Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.
      At June 30, 2006, the capital loss carryovers for the Funds were as follows:

	Capital Loss Carryovers Expiring			Post-October Losses

Fund	2010	2011	Total	Deferred	Utilized

Core Equity	2,773,785	2,358,500	5,132,285	—	—

Biotech	—	—	—	7,487	771,366

Note 8 — Distributions to Shareholders
      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
      The tax character of dividends and distributions paid during the fiscal years of 2006 and 2005 were as follows:

	Ordinary Income		Long-Term Capital Gain

Fund	2006	2005	2006	2005

Strategic Growth	$29,137,312	$14,604,513	$16,065,857	$6,669,406

Capital Opportunities	615,911	1,635,701	1,818,985	774,000

Biotech	—	1,520,402	101,855	13,366

Mid-Cap Value	3,028,061	621,816	3,482,107	3,970,945

Small-Cap Value	2,713,671	1,661,370	6,804,209	3,143,293

Core Value	182,650	2,289	14,430	130,938

74  2006 SEMI-ANNUAL REPORT

December 31, 2006 (Unaudited)
Note 8 — Distributions to Shareholders (Continued)
      For the six-month period ended December 31, 2006 (Unaudited)*

Fund	Ordinary Income	Long-Term Capital Gain

Strategic Growth	$3,149,844	$92,184,618

Small Cap Growth Fund		159,307

Capital Opportunities		1,407,478

Biotech		1,145,057

Mid-Cap Value		2,467315

Small-Cap Value		8,669,549

Core Value	20,000	317,564

*	Tax information for the period ended December 31, 2006, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.
Note 9 — Fund Share Transactions
      At December 31, 2006, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:
Strategic Growth

	For the Six-Month Period Ended: December 31, 2006				For the Fiscal Year Ended: June 30, 2006

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	4,611,051	(11,814,507)	3,316,371	33,487,559	17,397,995	(5,169,681)	1,519,836	37,374,644
Value	$110,101,873	$(284,976,718)	74,353,039		$421,625,118	$(125,020,495)	35,746,532

Class B
Shares	479	(74,470)	64,787	681,602	11,727	(99,050)	37,848	690,806
Value	$11,251	$(1,711,344)	1,389,038		$276,041	$(2,292,236)	858,012

Class C
Shares	611,900	(548,935)	451,815	4,772,073	1,947,132	(980,064)	201,354	4,257,293
Value	$13,984,593	$(12,542,021)	9,649,967		$45,138,990	$(23,012,370)	4,548,584

Class I
Shares	36,917	(198,255)	156,343	1,681,874	378,084	(188,397)	65,101	1,686,869
Value	$894,585	$(4,786,450)	3,556,803		$9,484,661	$(4,631,529)	1,551,367

2006 SEMI-ANNUAL REPORT   75

Notes to the Financial Statements
Note 9 — Fund Share Transactions (Continued)
Core Equity

	For the Six-Month Period Ended: December 31, 2006					For the Fiscal Year Ended: June 30, 2006

	Sold		Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares		8,623	(18,199)	—	693,390	16,311	(34,844)	—	702,967
Value		$108,641	$(233,466)	—		$201,765	$(429,078)	—

Class B
Shares		—	(2,125)	—	10,281	—	(2,598)	—	12,407
Value		$—	$(25,930)	—		$—	$(29,276)	—

Class C
Shares		—	(411)	—	7,133	1,110	(6,576)	—	7,543
Value	$		$(5,131)	—		$13,135	$(75,320)	—

Class I
Shares		2,143	(2,929)	—	256,028	3,548	(6,267)	—	256,814
Value		$26,349	$(35,632)	—		$42,798	$(70,675)	—

Small-Cap Growth

	For the Six-Month Period Ended: December 31, 2006				For the Fiscal Year Ended: June 30, 2006

	Sold	Redeemed	Reinvested	Ending Shares	Sold		Redeemed	Reinvested	Ending Shares

Class A
Shares	14,647	(12,508)	2,943	75,211		33,526	(14,387)	—	70,129
Value	$155,843	$(127,285)	$30,698			$358,142	$(155,800)	—

Class B
Shares	—	(780)	594	13,694			(1)	—	13,879
Value	$—	$(7,930)	$5,912		$		$(12)	—

Class C
Shares	1,513	(7,780)	759	17,605		4,411	(6,122)	—	24,824
Value	$15,335	$(76,987)	$7,603			$47,221	$(64,647)	—

Class I
Shares	815	(1,537)	10,511	261,127		(2,639)		—	251,339
Value	$8,740	$(15,895)	$112,989			$29,604		$—

Capital Opportunities

	For the Six-Month Period Ended: December 31, 2006					For the Fiscal Year Ended: June 30, 2006

	Sold		Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares		54,279	(416,780)	56,762	821,457	449,097	(491,118)	108,728	1,127,196
Value		$604,666	$(4,683,808)	607,353		$5,202,606	$(5,567,352)	1,207,975

Class B
Shares			(17,110)	4,879	69,702	1,350	(34,842)	9,678	105,392
Value	$		$(185,983)	50,692		$15,015	$(387,329)	105,392

Class C
Shares		8,718	(163,940)	69,598	971,336	120,981	(237,159)	99,809	1,056,960
Value		$95,178	$(1,773,737)	722,422		$1,369,751	$(2,659,406)	1,085,918

76  2006 SEMI-ANNUAL REPORT

December 31, 2006 (Unaudited)
Note 9 — Fund Share Transactions (Continued)
Biotech

	For the Six-Month Period Ended: December 31, 2006					For the Fiscal Year Ended: June 30, 2006

	Sold		Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares		60,283	(726,290)	46,176	525,787	767,509	(334,100)	83,948	1,243,874
Value		$766,247	$(8,858,049)	593,833		$9,875,429	$(4,106,232)	1,066,977

Class B
Shares			(14,703)	7,831	86,238	946	(37,389)	8,545	102,828
Value	$		$(176,574)	97,257		$12,166	$(451,840)	106,729

Class C
Shares		67,123	(56,966)	29,236	352,140	93,137	(81,821)	20,782	335,124
Value		$858,917	$(722,470)	363,113		$1,157,095	$(982,724)	259,775

Mid-Cap Value

	For the Six-Month Period Ended: December 31, 2006					For the Fiscal Year Ended: June 30, 2006

	Sold		Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares		2,433,706	(606,263)	123,480	6,411,196	1,544,250	(1,203,205)	174,910	2,411,806
Value		$38,791,234	$(9,719,210)	2,020,131		$25,014,802	$(19,035,655)	2,877,270

Class B
Shares		4,548	(15,656)	2,710	136,032	10,766	(68,844)	15,181	151,783
Value		$68,025	$(238,616)	42,218		$171,361	$(1,093,776)	243,043

Class C
Shares		94,504	(129,977)	17,316	1,081,777	381,064	(186,339)	54,914	839,479
Value		$1,427,421	$(1,945,413)	265,454		$5,980,853	$(2,899,986)	867,101

Class I
Shares			(1)	1,794	94,133	11,757	(20,207)	8,862	103,198
Value	$		$(12)	30,097		$193,207	$(330,012)	148,258

Small-Cap Value

	For the Six-Month Period Ended: December 31, 2006					For the Fiscal Year Ended: June 30, 2006

	Sold		Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares		356,067	(276,488)	218,459	2,180,546	391,788	(283,951)	93,027	1,125,357
Value		$6,958,913	$(5,456,641)	4,117,957		$7,375,275	$(5,295,796)	1,747,981

Class B
Shares		577	(7,712)	5,604	55,293	4,733	(9,386)	5,028	53,825
Value		$11,250	$(144,623)	99,249		$86,833	$(171,183)	91,362

Class C
Shares		68,212	(25,736)	69,057	660,840	143,100	(22,465)	24,518	362,340
Value		$1,227,828	$(465,814)	1,184,334		$2,545,929	$(395,083)	434,457

Class I
Shares			(1,137)	160,612	1,604,637	4,795	(108,141)	128,091	1,371,864
Value	$		$(22,206)	3,094,993		$87,489	$(2,125,242)	2,437,586

2006 SEMI-ANNUAL REPORT   77

Notes to the Financial Statements
Note 9 — Fund Share Transactions (Continued)
Core Value

	For the Six-Month Period Ended: December 31, 2006				For the Fiscal Year Ended: June 30, 2006

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	20,860	(4,609)	27,219	251,106	27,287	(203)	11,196	163,801
Value	$274,020	$(61,791)	335,335		$322,033	$(2,411)	130,328

Note 10 — New Accounting Pronouncements
      In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 sets forth a recognition threshold and measurement method for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and will be applied to all open tax years as of the effective date. Management is currently evaluating the impact the adoption of FIN 48 will have on the Funds’ financial statement disclosures.
      In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.
78  2006 SEMI-ANNUAL REPORT

Trustees and Officers
      The Board of Trustees (“Board” or “Trustees”) has overall responsibility for conduct of the Trust’s affairs. The day-to-day operations of the Trust are managed by QFI, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

		Serving as		Number of	Other
		an Officer		Portfolios	Directorships
	Position(s) Held	or Trustee of	Principal Occupation(s) During Past 5	Overseen by	Held by
Name, Address and Age	with the Trust	the Trust	Years	Trustee	Nominee(1)

Interested Trustees and Officers

Jeffry H. King, Sr.(2)(3) 309 Technology Drive Malvern, PA 19355 Age 64	Chief Executive Officer, and Trustee	Since Nov. 1996	Chairman of Board of Directors and Chief Executive Officer, Quaker Funds, Inc. (1996–present); Registered Representative, Radnor Research & Trading Company, LLC (2005–2006); Chairman and CEO, Quaker Securities Inc. (1990–2005).	8	None

Laurie Keyes(3)(4) 309 Technology Drive Malvern, PA 19355 Age 57	Treasurer and Trustee	Since Nov. 1996	Chief Financial Officer, Quaker Funds, Inc. (1996–present).	8	None

Justin Brundage 309 Technology Drive Malvern, PA 19355 Age 37	Secretary	Since 2006–Present	Chief Operating Officer, Quaker Funds, Inc. (2005–present)	None	None

Timothy E. Richards 309 Technology Drive Malvern, PA 19355 Age 41	Chief Compliance Officer	Since March 2004	General Counsel to Quaker Funds, Inc.; Chief Compliance Officer for the Quaker Investment Trust, and Penn Street Funds, Inc.	None	None

Independent Trustees

David K. Downes 309 Technology Drive Malvern, PA 19355 Age 67	Chairman of the Board, Trustee	Since Jan. 2004	President, Chief Executive Officer and Director of CRA Fund Advisors Inc. (2004–present); President, CRA Fund Advisers, Inc., an investment management company (2004–present); formerly, Chief Operating Officer and Chief Financial Officer, Lincoln National Investment Companies and Delaware Investments, the investment management subsidiary of Lincoln Financial Group (1992–2003); Chief Executive Officer, Delaware Investments, an investment management company (1997–2003).	8	Internet Capital Group, Inc. (a technology management company) (2003–present); GlaxoSmith Kline — Independent Chair Domestic Employee Benefit Trusts (2006–present); Oppenheimer Funds (2005–present); Correctnet, Inc. (2006–present).

Mark S. Singel 309 Technology Drive Malvern, PA 19355 Age 53	Trustee	Since Feb. 2002	Director/Founder, The Winter Group (2005–present); formerly, Managing Director, Public Affairs Management (lobbying firm) (2000–2004); Lieutenant Governor and Acting Governor of Pennsylvania (1987–1995).	8	None

Ambassador Adrian A. Basora (ret.) 309 Technology Drive Malvern, PA 19355 Age 68	Trustee	Since Feb. 2002	Director of Project on Democratic Transitions, Foreign Policy Research Institute (2004–present); formerly, President of Eisenhower Fellowships (1996–2004).	8	None

James R. Brinton 309 Technology Drive Malvern, PA 19355 Age 52	Trustee	Since Feb. 2002	President, Robert J. McAllister Agency, Inc. (insurance brokerage firm) (1979–present).	8	None

G. Michael Mara 309 Technology Drive Malvern, PA 19335 Age 51	Trustee	Since Feb. 2002	President, Valley Forge Capital Advisers (2002–present); formerly, President, Penn Street Funds, Inc. (2001–2005); formerly, Managing Director, Millennium Bank (2000–2004); Principal, Vanguard Fiduciary Trust Company (1997–1999).	8	None

2006 SEMI-ANNUAL REPORT   79

Trustees and Officers

		Serving as		Number of	Other
		an Officer		Portfolios	Directorships
	Position(s) Held	or Trustee of	Principal Occupation(s) During Past 5	Overseen by	Held by
Name, Address and Age	with the Trust	the Trust	Years	Trustee	Nominee(1)

Warren West 309 Technology Drive Malvern, PA 19355 Age 50	Trustee	Since Nov. 2003	President and owner, Greentree Brokerage Services, Inc. (1998–present)	8	None

Everett T. Keech 309 Technology Drive Malvern, PA 19355 Age 66	Trustee Interested Trustee, Vice Chairman of the Board, President, Treasurer Trustee	Since Nov. 2005 Nov., 1996– Jan., 2005 Nov. 1996– Feb., 2002	Chairman-Executive Committee, Technology Development Corp., Norristown, PA, a technology development and manufacturing firm (1997–present); President, Quaker Investment Trust (2002–2003); Affiliated Faculty, University of Pennsylvania (1998–present).	8	Director, Technology Development Corp.; Director, Advanced Training Systems International, Inc.; Director, Phoenix Data Systems, Inc.

(1)	Directorship of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., “public companies”) and investment companies registered under the 1940 Act.

(2)	Mr. King is considered to be an “interested person” of the Trust for purposes of the 1940 Act because he is the Chief Executive Officer and a controlling shareholder of Quaker Funds, Inc., the investment adviser to the Funds. Mr. King previously served as a director of PSFI from May 2002 until April 2003.

(3)	This position is held with an affiliated person of the Trust. Mr. King and Ms. Keyes are husband and wife.

(4)	Ms. Keyes is considered to be an “interested person” of the Trust for purposes of the 1940 Act because she is the Secretary, Chief Financial Officer and a controlling shareholder of Quaker Funds, Inc.
     The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.
80  2006 SEMI-ANNUAL REPORT

General Information (Unaudited)
Form N-Q Filing and
Proxy Voting Policies and Procedures
      Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling (800) 220-8888; (ii) on the Trust’s web-site at http://www.quakerfunds.com; and (iii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
      Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.
2006 SEMI-ANNUAL REPORT   81

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The Quaker Funds are distributed by Quasar Distributors, LLC (member NASD).
Contact us:
Quaker Funds, Inc.
c/o U.S.Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com
©2007 Quaker® Investment Trust

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, as amended, 17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Not Applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not Applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	QUAKER INVESTMENT TRUST

By (Signature and Title)*	/s/ Jeffrey H. King, Sr. Jeffrey H. King, Sr.
Chief Executive Officer

Date March 12, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and Title)*	/s/ Jeffrey H. King, Sr. Jeffrey H. King, Sr.
Date March 12, 2007	Chief Executive Officer

By (signature and Title)*	/s/ Laurie Keyes

Laurie Keyes
Treasurer

Date March 12, 2007

*Print the name and title of each signing officer under his or her signature